MARCH  31,  2000
SEMI-ANNUAL

REPORT

CALVERT  SOCIAL
INVESTMENT  FUND

TABLE
OF
CONTENTS
PRESIDENT'S  LETTER
1
CHAIRMAN'S  LETTER
2
PORTFOLIO
MANAGER  REMARKS
4
PORTFOLIO
OF  INVESTMENTS
20
STATEMENTS
OF  ASSETS  AND  LIABILITIES
47
STATEMENTS
OF  OPERATIONS
50
STATEMENTS
OF  CHANGES  IN
NET  ASSETS
52
NOTES  TO
FINANCIAL  STATEMENTS
61
FINANCIAL  HIGHLIGHTS
66

DEAR  SHAREHOLDERS:
IN A QUARTER WHERE FEARS OVER A DISRUPTING Y2K BUG SUBSIDED JUST DAYS INTO THE START OF THE NEW YEAR, THE SPECTER OF INCREASED MARKET VOLATILITY TOOK EVEN GREATER SUBSTANCE - WITH LARGE UPWARD SWINGS ONE DAY - ESPECIALLY IN THE TECHNOLOGY-LADEN NASDAQ - FOLLOWED BY DROPS OF 100 (OR EVEN 487) POINTS, THE NEXT.
AT  THE  SAME  TIME  THE  FEDERAL RESERVE, FRETTING OVER AN OVERHEATING ECONOMY,
CONTINUED  TO  PUSH  UP  SHORT-TERM  INTEREST  RATES.
AS IN PAST QUARTERS, YOU COULD PICK THE TOP PERFORMERS BY CAPITALIZATION RANGE AND INDUSTRY GROUP. JUST AS TECHNOLOGY AND BIOTECH PLAYS FUELED MUCH OF THE ADVANCE EARLIER IN THE QUARTER, THE INITIAL MICROSOFT JUDGMENT, ALONG WITH WORDS OF WARNING FROM PRESIDENT BILL CLINTON AND BRITISH PRIME MINISTER TONY BLAIR OVER GENETIC RESEARCH PROPERTY RIGHTS, SIGNALED A SHARP DECLINE IN BOTH "NEW ECONOMY" SECTORS. AND ALL THIS DURING A QUARTER WHEN, ON MARCH 16, THE DOW JONES INDUSTRIAL AVERAGE POSTED A 499-POINT GAIN!
MARKET VOLATILITY - IF NOT DOWNRIGHT TURMOIL - IS, WE BELIEVE, A CURRENT CONDITION, NOT A CONSTANT. STILL, THIS CHALLENGING ENVIRONMENT UNDERSCORES THE VALUE OF PROFESSIONAL MONEY MANAGEMENT. REMEMBER TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBJECTIVES AND TOLERANCE FOR RISK. REEVALUATE YOUR ASSET ALLOCATION TO BE SURE YOU ARE POSITIONED AT A COMFORTABLE LEVEL. IF YOU THINK CHANGE IS IN ORDER, YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT KEEP YOU ON TRACK TO MEET YOUR LONG-TERM FINANCIAL OBJECTIVES WITHOUT EXPOSING YOU TO UNDUE LEVELS OF RISK.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.



SINCERELY,
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
APRIL  28,  2000

DEAR  INVESTOR:
THE NEW ECONOMY REACHED AN HISTORIC FRENZY DURING THE PERIOD. "DOTCOM" MANIA CONTINUED. JOBS HAVE BEEN PLENTIFUL AND REAL INCOMES, INCLUDING THOSE OF THE
LESS FORTUNATE, HAVE INCREASED. WE EXPECT CONTINUED GROWTH IN THE ECONOMY AS THE "OLD ECONOMY" COMPANIES ADOPT THE NEW TECHNOLOGIES FOR CONTINUED PRODUCTIVITY. INVESTORS MIGHT BE WELL ADVISED TO STOP CHASING THE TECHNOLOGY COMPANIES WITH UNREALISTIC EXPECTATIONS AND CONCENTRATE ON THOSE ESTABLISHED
COMPANIES  THAT  CAN  BEST  LEVERAGE  THE  NEW  TECHNOLOGIES.
THE FED HAS BEEN SKEPTICAL OF THE PRODUCTIVITY CLAIMS AND CONTINUES TO DRAIN MONEY FROM THE SYSTEM THROUGH HIGHER INTEREST RATES. THIS ACTION, COMBINED WITH THE INTENSE DEARTH OF AVAILABLE TALENT, MAY PUT PRESSURE ON PROFITS OF COMPANIES THAT CANNOT INNOVATE. MORE CONSERVATIVE EXPECTATIONS OF OVERALL
FINANCIAL MARKET PERFORMANCE MAY BE IN ORDER AS STOCK SELECTION BECOMES INCREASINGLY IMPORTANT.
CALVERT-HENDERSON  QUALITY  OF  LIFE  INDICATORS
RECOGNIZING THAT ECONOMIC GROWTH OR GDP IS ONLY ONE ASPECT OF OUR SOCIETY, CALVERT HAS RECENTLY INTRODUCED THE CALVERT-HENDERSON QUALITY OF LIFE INDICATORS. YOU MAY CALL CALVERT TO ORDER A COPY. THESE INDICATORS EXAMINE SOCIETAL TRENDS AND PRESENT A COMPREHENSIVE PICTURE OF THE OVERALL WELL-BEING OF THE NATION, INCLUDING STATISTICAL DATA IN 12 AREAS OF THE US ECONOMY. THE PURPOSE OF THE INDICATORS IS TO EDUCATE THE PUBLIC, BROADEN THE DEBATE ABOUT THE QUALITY OF OUR LIFE, HOLD GOVERNMENT AND BUSINESS ACCOUNTABLE, AND CLARIFY THE IMPACT OF THE MULTIPLE CHOICES WE MAKE IN OUR WORK, LEISURE, AND CIVIC LIVES. ADVISORY COUNCIL
THE ADVISORY COUNCIL HAS BEEN FOCUSED ON ISSUES OF GLOBALIZATION. A NEW SCREEN WAS ADDED, THE FIRST IN MANY YEARS, THAT FOCUSED ON CORPORATE ACTIVITIES IN RELATIONSHIP TO THE RIGHTS OF INDIGENOUS PEOPLES. THIS POSITION, AND OTHERS TAKEN BY CALVERT SUCH AS REFLECTIONS ON THE WORLD TRADE ORGANIZATION (WTO) FOR SOCIAL INVESTORS, CAN BE FOUND AT THE CALVERT WEB SITE: WWW.CALVERT.COM.
CLEARLY THERE IS A CALL IN THIS COUNTRY AS WITNESSED BY THE RECENT IMF DEMONSTRATIONS IN WASHINGTON, D.C. FOR A RETHINKING OF THE MENTALITY APPLIED TO THE ROLE OF THE DEVELOPING WORLD: PART COMPASSION AND PART BEST LONG-TERM SELF INTERESTS. WE DARE NOT ALLOW AMERICA'S CURRENT LARGESSE TO BECOME INDIFFERENT ARROGANCE.
SPECIAL  EQUITIES
THE FUND CONTINUES TO PUT A SMALL AMOUNT OF MONEY INTO PRIVATE SMALL -COMPANIES THAT HAVE A CHANCE TO MAKE A DIFFERENCE AS WELL AS EARN VENTURE CAPITAL RETURNS. RECENTLY, THE FUND MADE AN INVESTMENT INTO WATER MANAGEMENT SERVICES, INC. OF SAN DIEGO. THIS COMPANY IS EMERGING AS A LEADER IN THE RAPIDLY GROWING MARKET FOR WATER CONSERVATION SERVICES AND NEW TECHNOLOGIES. WATER MANAGEMENT IS NOW A BOTTOM LINE ISSUE FOR PEOPLE IN MANY PARTS OF THE COUNTRY.
HIGH  SOCIAL  IMPACT  INVESTMENTS
THE FUND ALSO PUTS A SMALL AMOUNT OF MONEY INTO COMMUNITY FINANCIAL INTERMEDIARIES WHERE IT EXPECTS A BELOW-MARKET RETURN IN EXCHANGE FOR A HIGH SOCIAL IMPACT. CALVERT WAS HONORED BY AN AWARD FROM BUSINESS ETHICS MAGAZINE FOR ITS LEADERSHIP IN CREATING A NEW ASSET CLASS: COMMUNITY INVESTMENT. ALTHOUGH THE AMOUNTS OF MONEY HAVE BEEN SMALL (LESS THAN 1% OF ASSETS), THE PROGRAM HAS BEEN VERY SUCCESSFUL BOTH IN TERMS OF FINANCIAL SUCCESS - ALMOST NO LOSSES - AND

LEGITIMIZING THE "TITHING" OF INVESTMENT ASSETS AS PART OF A SOCIALLY RESPONSIBLE INVESTOR'S PORTFOLIO.
HERE'S  AN  EXAMPLE  OF  A  RECENT  INVESTMENT:
IRENE WAS A CONSTRUCTION ENGINEER IN NOVGOROD, RUSSIA, BUT LOST HER JOB WHEN THE PRIVATIZED COMPANY SHE WORKED FOR WENT BANKRUPT. HER ONLY OPTION FOR LIVING WAS TO START HER OWN BUSINESS. WITH A LOAN FROM OPPORTUNITY INTERNATIONAL (PARTLY FUNDED BY CALVERT) SHE OPENED A SECOND HAND CLOTHING SHOP. IN AN AREA OF SUDDEN, SEVERE UNEMPLOYMENT FURTHER COMPLICATED BY THE RUBLE COLLAPSE, USED CLOTHES ARE IN DEMAND. NOW IRENE BUYS USED CLOTHING BY THE POUND, SELLS BY THE PIECE, AND IS EARNING ENOUGH MONEY TO MEET HER FAMILY'S BASIC NEEDS WHILE PROVIDING A PRODUCT FOR PEOPLE WHO CAN NO LONGER AFFORD NEW CLOTHING.

THANK YOU AGAIN FOR BEING A PART OF AND SUPPORTING THIS MODEL OF BEING A RESPONSIBLE INVESTOR IN THE NEW MILLENNIUM. THE WORLD, INCLUDING SOME OF THE NEW ECONOMY MILLIONAIRES, IS TAKING NOTICE AND THE WORK IS HAVING AN IMPACT.

SINCERELY,
D.  WAYNE  SILBY,
CHAIRMAN
APRIL  28,  2000

MONEY  MARKET  PORTFOLIO  STATISTICS
MARCH  31,  2000

INVESTMENT  PERFORMANCE

                                                        6 MONTHS    12 MONTHS
                                                           ENDED        ENDED
                                                          3/31/00     3/31/00
MONEY
MARKET  PORTFOLIO                                            2.55%      4.82%
LIPPER  MONEY
MARKET  INSTRUMENT
FUNDS  AVERAGE                                               2.50%      4.72%

MATURITY  SCHEDULE

                                                           WEIGHTED  AVERAGE
                                                          3/31/00     9/30/99
                                                         47  DAYS    46  DAYS

TOM  DAILEY
OF  CALVERT  ASSET  MANAGEMENT  COMPANY

HOW  DID  THE  PORTFOLIO  PERFORM  RELATIVE  TO  ITS  BENCHMARK?
FOR THE PAST 6 MONTHS ENDED MARCH 31, 2000, THE FUND RETURNED 2.55%, AHEAD OF THE LIPPER MONEY MARKET INSTRUMENT FUNDS AVERAGE OF 2.50%.
HOW  HAS  THE  TIGHTENING  MONEY  STANCE  BY  THE  FED  AFFECTED  THE  MARKET?
DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2000, THE FEDERAL OPEN MARKET COMMITTEE (FOMC) RAISED THE FEDERAL FUNDS RATE THREE TIMES FROM 5.25% TO 6.00%. THEIR INTENTION WAS TO KEEP THE ECONOMY GROWING, BUT AT A SLOWER PACE IN ORDER TO KEEP INFLATION IN CHECK. THE U.S. ECONOMY HAS SHOWN SOME SIGNS OF INFLATION IN MANUFACTURING AND COMMODITY PRICES. IN ADDITION, LABOR MARKETS REMAIN
EXTREMELY TIGHT WITH UNEMPLOYMENT HOVERING AROUND 4%. THEREFORE, THE FED IS STILL IN A TIGHTENING MODE WITH MORE RATE INCREASES EXPECTED IN THE NEAR FUTURE. WITH FED FUNDS INCREASING, SHORT-TERM MONEY MARKET RATES SPIKE HIGHER AS WELL. THE WEIGHTED AVERAGE MATURITY OF THE PORTFOLIO WAS 46 DAYS AT THE END OF SEPTEMBER, AND WE HAVE KEPT THE MATURITY BASICALLY THE SAME SINCE THEN. WHEN
ISSUES IN THE PORTFOLIO MATURED, WE PURCHASED HIGHER YIELDING SECURITIES MATURING ONE-TO-NINE MONTHS LATER. SINCE WE EXPECTED THE FED TO CONTINUE TO RAISE RATES, WE DID NOT BUY LONGER MATURITY ISSUES BECAUSE WE WEREN'T BEING COMPENSATED ENOUGH TO DO SO.

Y2K WAS A NON-EVENT AS FAR AS THE GENERAL PUBLIC AND THE ECONOMY WERE CONCERNED. HOWEVER, FEARS OF DISRUPTION AT THE END OF THE YEAR CAUSED SOME SHORT TERM RATES TO SPIKE HIGHER FOR A SHORT PERIOD OF TIME. IN PARTICULAR, THE LONDON INTERBANK OFFERED RATE (LIBOR) ROSE MUCH HIGHER AT YEAR-END. SINCE SOME OF THE SECURITIES IN THE PORTFOLIO USE LIBOR AS A BENCHMARK, THE FUND BENEFITED FROM THE INCREASE IN THESE RATES.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  COMING  MONTHS?
THE U. S. ECONOMY CONTINUES TO EXPAND AT A BLISTERING PACE. WITH THE EXTREMELY TIGHT LABOR MARKET AND CONSUMER PURCHASING POWER STILL IN HIGH GEAR, WE EXPECT THE FED WILL CONTINUE TO RAISE RATES UNTIL THE ECONOMY SLOWS TO A MORE ACCEPTABLE LEVEL OF GROWTH. ACCORDINGLY, WE WILL KEEP THE AVERAGE MATURITY OF THE FUND JUST SHORT OF THE INDUSTRY AVERAGE TO TAKE ADVANTAGE OF STILL HIGHER RATES AS SECURITIES IN THE PORTFOLIO MATURE. WE WILL ALSO WAIT FOR SIGNS THAT THE ECONOMY IS SLOWING BEFORE WE LENGTHEN THE MATURITY OF THE FUND ANY FURTHER. APRIL 28, 2000
MONEY  MARKET  PORTFOLIO  STATISTICS
MARCH  31,  2000

AVERAGE  ANNUAL  TOTAL  RETURNS


ONE  YEAR      4.82%
FIVE  YEAR     4.92%
TEN  YEAR      4.67%

TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

BALANCED  PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE
                                                        6 MONTHS    12 MONTHS
                                                           ENDED        ENDED
                                                          3/31/00     3/31/00
CLASS  A                                                    10.36%      7.39%
CLASS  B                                                     9.79%      6.23%
CLASS  C                                                     9.83%      6.32%
CLASS  I                                                    10.60%      7.85%
LEHMAN  AGGREGATE
BOND  INDEX  TR                                              2.08%      1.87%
S&P  500  INDEX
MTHLY.  REINVESTED                                          17.50%     17.93%
LIPPER  BALANCED
FUNDS  AVERAGE                                              10.51%     10.50%

TEN  LARGEST  LONG-TERM  HOLDINGS
                                                           %  OF  NET  ASSETS
XEROX  CAPITAL  TRUST  I,
     8.00%,  2/1/27                                                     2.60%
SKANDINAVISKA  ENSKILDA  BANKEN,
      6.50%,  12/29/49                                                  2.46%
GOLDEN  STATES  HOLDINGS  ESCROW
     CORP.,  7.00%,  8/1/03                                             1.82%
COX  ENTERPRISES,  INC.
     8.00%,  12/15/07                                                   1.52%
ERAC  USA  FINANCE  COMPANY,
     7.95%,  12/15/09                                                   1.39%
MICROSOFT  CORP.                                                        1.37%
MCI  WORLDCOM,  INC.                                                    1.34%
CARDINAL  HEALTH,  INC.                                                 1.27%
CHASE  MANHATTAN  CORP.                                                 1.27%
ATLANTIC  MUTUAL  INSURANCE  CO.,
     8.15%,  2/15/28                                                    1.24%
TOTAL                                                                  16.28%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE. TR REPRESENTS TOTAL RETURN.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

NEW SUBADVISORS ASSUMED MANAGEMENT OF THE EQUITY PORTION OF THE PORTFOLIO EFFECTIVE JULY 1995.

CAMCO
VICE  PRESIDENT
OF  EQUITIES,  JOHN  NICHOLS
HOW  DID  THE  PORTFOLIO  PERFORM?
AS A WHOLE THE CSIF BALANCED PORTFOLIO'S CLASS A SHARES PERFORMED 10.36% FOR THE SIX MONTHS ENDING MARCH 31, 2000, COMPARED TO THE LIPPER BALANCED FUNDS AVERAGE OF 10.51%.
WHAT WAS THE STRATEGY FOR THE FIXED INCOME PORTION OF THE PORTFOLIO? OUR STRATEGY HAS NOT VARIED. WE ARE OVERALLOCATED IN NON-TREASURIES, AND UNDERALLOCATED IN HIGH YIELD BONDS AND MORTGAGES. BECAUSE OF THE WEAKENING OF NON-TREASURIES, OUR PERFORMANCE HAS SUFFERED AS EVEN THE HIGHEST QUALITY CREDITS SUCH AS AGENCIES HAVE HAD SEVERE DECLINES IN PRICES RELATIVE TO TREASURY BONDS. WHAT STRATEGIES DID THE EQUITY MANAGERS UTILIZE?
BROWN  CAPITAL  MANAGEMENT  (BCM)
BY DESIGN, THE PORTFOLIO WAS OVERWEIGHT IN THE TECHNOLOGY SECTOR, AND THERE WAS A POSITIVE EFFECT DURING THE PERIOD FOR HAVING AN OVERWEIGHT ALLOCATION. STILL, OUR OVERALL UNDERPERFORMANCE COMPARED TO THE S&P 500 BENCHMARK CAN BE ATTRIBUTED BOTH TO THE TECHNOLOGY COMPANIES THAT WE OWNED AS WELL AS THOSE THAT WE DO NOT OWN. TWO COMPANIES THAT WE DO OWN, BMC SOFTWARE AND COMPUWARE, NEGATIVELY IMPACTED PERFORMANCE. MORE SIGNIFICANT, HOWEVER, WAS THE NEGATIVE CONTRIBUTION FROM NOT OWNING NORTEL NETWORKS, ORACLE, CISCO SYSTEMS, QUALCOMM, AND SUN MICROSYSTEMS, BECAUSE WE FELT THEY WERE TOO RISKY DUE TO HIGH VALUATIONS.

THE SIX-MONTH PERIOD ENDED MARCH 31, CONTINUED TO BE DOMINATED BY GROWTH VERSUS VALUE. WHILE LARGE COMPANIES UNDER-PERFORMED SMALLER STOCKS, GROWTH CONTINUED TO LEAD THE CHARGE IN BOTH ASSET CLASSES. THE MAJORITY OF THE GAINS CONTINUE TO BE CENTERED WITHIN THE TECHNOLOGY SECTOR. ACCORDING TO DLJ RESEARCH, EXCLUDING TECHNOLOGY, THE AVERAGE S&P 500 STOCK FELL 5%. CISCO SYSTEMS AND INTEL ACCOUNTED FOR THE ENTIRE INCREASE IN THE S&P 500'S MARKET CAPITALIZATION. ABOUT 60% OF THE STOCKS WITHIN THE INDEX DECLINED IN PRICE AND ONLY 34% OUTPERFORMED. NCM CAPITAL MANAGEMENT GROUP, INC. (NCM)
LOOKING AT THE PORTFOLIO OVER THE LAST SIX-MONTH PERIOD, THE TECHNOLOGY GROUP CONTRIBUTED ALMOST ALL OF THE RETURN FROM OUR PORTION OF THE EQUITIES HOLDINGS, ALTHOUGH STOCK SELECTION WAS GOOD ACROSS A NUMBER OF SECTORS INCLUDING FINANCIALS, CONSUMER CYCLICALS, ENERGY, AND TRANSPORTATION.
IT IS IMPOSSIBLE TO IGNORE THE TREMENDOUS RUN IN THE HIGH TECH SECTOR. VALUATIONS OF THESE

BALANCED  PORTFOLIO  STATISTICS
MARCH  31,  2000
AVERAGE  ANNUAL  TOTAL  RETURNS

                                                             CLASS  A  SHARES
ONE  YEAR                                                               2.30%
FIVE  YEAR                                                             13.36%
TEN  YEAR                                                              10.39%
SINCE  INCEPTION                                                       11.52%
(10/21/82)
                                                             CLASS  B  SHARES
ONE  YEAR                                                               1.23%
SINCE  INCEPTION                                                        5.23%
(4/1/98)
                                                             CLASS  C  SHARES
ONE  YEAR                                                               5.32%
FIVE  YEAR                                                             13.18%
SINCE  INCEPTION                                                       10.79%
(3/1/94)
                                                             CLASS  I  SHARES
ONE  YEAR                                                               7.85%
SINCE  INCEPTION                                                       10.15%
(3/1/99)


PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.THE VALUE OF AN INVESTMENT IN CLASS A SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT.

BALANCED  PORTFOLIO  STATISTICS
MARCH  31,  2000
ASSET  ALLOCATION
STOCKS                                                                    62%
BONDS                                                                     36%
CASH  &  CASH  EQUIVALENTS                                                 2%
                                                                         100%

NEW ECONOMY STOCKS HAVE BECOME INCREASINGLY DIFFICULT TO JUSTIFY, AND A CORRECTION FROM RECENT HIGHS IS PLAUSIBLE. SHOULD THE MARKET REPEAT THE ACTION OF LAST YEAR, TECHNOLOGY STOCKS MAY EXPERIENCE A DRAMATIC MELTDOWN IN FAVOR OF MORE ATTRACTIVELY PRICED INDUSTRIES. HOWEVER, WE WOULD EXPECT ANY ROTATION AWAY FROM TECHNOLOGY TO BE SHORT LIVED. WHILE MANY SECTORS ARE ATTRACTIVELY VALUED AND COULD BENEFIT FROM A BREAKDOWN IN THE TECHNOLOGY SECTOR, FEW GROUPS OFFER THEIR ROBUST GROWTH.
WHAT IS YOUR OUTLOOK FOR THE FIXED INCOME SIDE OF THE PORTFOLIO IN THE MONTHS AHEAD?
WE WOULD EXPECT THE CONTINUING TURMOIL IN THE FIXED INCOME MARKETS TO END OVER THE NEXT SIX MONTHS, PERHAPS AFTER THE PRESIDENTIAL ELECTION, HOPEFULLY SOONER. GENERALLY, SUCH DISTURBANCES AS THIS DON'T LAST LONG, AND WE WOULD EXPECT EQUILIBRIUM TO ENTER INTO THE FIXED INCOME MARKETS BY THE END OF SUMMER. WHAT IS THE OUTLOOK FOR EQUITIES?
BCM
BCM BELIEVES THAT THE VALUATIONS OF SELECTED TMT (TECHNOLOGY, MEDIA, AND TELECOMMUNICATIONS) COMPANIES ARE RETURNING TO MORE RATIONAL LEVELS. RECOGNIZING THAT A HIGH DEGREE OF IRRATIONAL EUPHORIA HAS SURROUNDED TMT "NEW ECONOMY"
STOCKS, THEY MAINTAIN A WATCHFUL EYE TOWARDS THE NON-TMT "OLD ECONOMY" COMPANIES, AND CONTINUE TO CONSTRUCT THE PORTFOLIO BASED ON SOLID FUNDAMENTALS -- REGARDLESS OF THEIR "NEW" OR "OLD" ECONOMY DESIGNATION.
BCM CONTINUES TO STRIVE TOWARDS PROVIDING SUPERIOR SERVICE AND COMPETITIVE PERFORMANCE. WE RECOGNIZE THE CHALLENGE WE FACE GIVEN THE IRRATIONAL ENVIRONMENT IN WHICH WE ARE COMPETING, BUT WE BELIEVE THE GARP INVESTMENT STYLE WILL PROVE ITS MERIT OVER THE LONG-TERM.

NCM
NCM REPORTS THAT THEY HAVE THE FLEXIBILITY TO OFFSET THE EXPOSURE TO THE HIGHER RISK NEW ECONOMY STOCKS WITH THAT OF THE MORE DEFENSIVE AND ATTRACTIVELY VALUED OLD ECONOMY NAMES. LOOKING FORWARD, A SHIFT FROM THE NEW ECONOMY TO FINANCIALS, CONSUMER STAPLES AND HEALTHCARE COULD PROFIT THE FUND. FINANCIALS MAY BE POISED FOR GOOD PERFORMANCE IF WE ARE APPROACHING THE LATTER INNINGS OF THE FED'S RATE INCREASES. A SLOWING ECONOMY WILL ALSO BODE WELL FOR DEFENSIVE GROUPS SUCH AS STAPLES AND HEALTHCARE. NCM HAS BEGUN TO ADD TO THESE POSITIONS ON THE BELIEF THAT THE ECONOMY WILL SLOW BY THE SECOND HALF OF THIS YEAR AND INTENDS TO CONTINUE TO FOLLOW THE SAME SUCCESSFUL STRATEGY OF EMPHASIZING HIGH GROWTH COMPANIES TRADING AT REASONABLE VALUATIONS IN 2000.
APRIL  28,  2000

BALANCED  PORTFOLIO  STATISTICS
MARCH  31,  2000
PORTFOLIO  CHARACTERISTICS
(EQUITY  HOLDINGS,  EXCLUDING  SPECIAL  EQUITIES)
                                                            CSIF          S&P
                                                          BALANCED        500
                                                         PORTFOLIO      INDEX
NUMBER  OF  STOCKS                                              93        500
MEDIAN  MARKET
CAPITALIZATION  ($BIL)                                       29.43      94.43
(BY  PORTFOLIO  WEIGHT)
PRICE/EARNINGS
RATIO                                                        37.21      31.27

EARNINGS  PER  SHARE
GROWTH                                                       27.59%    22.09%

YIELD                                                         0.53%     1.11%
(RETURN  ON  CAPITAL INVESTMENT)
VOLATILITY  MEASURES
                                                            CSIF          S&P
                                                          BALANCED        500
                                                         PORTFOLIO*     INDEX
BETA1                                                         1.05       1.00
R-SQUARED2                                                    0.94       1.00
*  EQUITY  PORTION  OF  PORTFOLIO
1MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (S&P 500) BETA OF 1. THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD. 2MEASURE OF CORRELATION BETWEEN THE FUND'S RETURNS AND THE OVERALL MARKET'S (S&P
500) RETURNS. AN R-SQUARED OF 0 WOULD MEAN NO CORRELATION, AN R-SQUARED OF 1 WOULD MEAN TOTAL CORRELATION.





SOURCE:  VESTEK

BOND  PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE
                                                       6  MONTHS   12  MONTHS
                                                          ENDED         ENDED
                                                         3/31/00      3/31/00
CLASS  A                                                    3.03%       3.50%
CLASS  B                                                    2.57%       2.19%
CLASS  C                                                    2.48%       2.10%
LEHMAN  AGGREGATE
BOND  INDEX  TR                                             2.08%       1.87%
LIPPER  CORPORATE
DEBT  FUNDS
A-RATED  AVERAGE                                            1.63%       0.36%
MATURITY  SCHEDULE
                                                          WEIGHTED  AVERAGE
                                                         3/31/00      9/30/99
                                                       19  YEARS    17  YEARS
SEC  YIELDS
                                                           30  DAYS  ENDED
                                                         3/31/00      9/30/99
CLASS  A                                                    5.94%       6.07%
CLASS  B                                                    5.21%       4.90%
CLASS  C                                                    5.04%       4.90%
PORTFOLIO  QUALITY  STRUCTURE


AAA                                                                       16%
AA                                                                         7%
A                                                                         34%
BBB                                                                       28%
BB                                                                         8%
B                                                                           -
NR                                                                          -
CASH  &  CASH  EQUIVALENTS                                                 7%
                                                                         100%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

GREG  HABEEB
OF  CALVERT  ASSET  MANAGEMENT  COMPANY
HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  PEER  GROUP?
THE CSIF BOND PORTFOLIO'S CLASS A SHARES RETURNED 3.03% IN THE SIX MONTHS ENDED MARCH 31, 2000, CONTINUING TO OUTPERFORM ALL ITS MAJOR BENCHMARKS, INCLUDING THE LIPPER CORPORATE DEBT FUNDS A-RATED AVERAGE AT 1.63% AND THE LEHMAN AGGREGATE BOND INDEX AT 2.08% - AS IT HAD DONE OVER ALL SIGNIFICANT PERIODS INCLUDING 1,
3,  AND      5-YEARS.
WHAT  WERE  THE  DRIVING  FORCES  IN  THE  CREDIT  MARKETS?
THE LAST QUARTER OF 1999 WAS CHARACTERIZED BY DECLINING TREASURY BOND PRICES AS FEARS OF Y2K RESULTED IN A DEARTH OF BUYERS OF FIXED INCOME PRODUCT. BUYING OF NON-TREASURIES COMMENCED AT THE BEGINNING OF THE NEW MILLENNIUM AS ACTIVITY PICKED UP IN THE MONTH OF JANUARY.
A MAJOR EVENT OCCURRED AT THE END OF JANUARY THAT HAS CAUSED TREMENDOUS DISORDER IN THE FIXED INCOME MARKETS. THE U.S. TREASURY ANNOUNCED A TREASURY BUY-BACK PROGRAM THAT WOULD BE CHARACTERIZED BY REGULAR PURCHASES OF GOVERNMENT BONDS BY THE TREASURY AND SMALLER BOND AUCTIONS. THIS RESULTED IN A STARTLING RUN ON TREASURIES WHERE TREASURY YIELDS DROPPED BETWEEN 50 TO 100 BASIS POINTS IN SHORT ORDER. IN LIEU OF A FED THAT HAS MADE IT CLEAR THAT IT INTENDS TO RAISE INTEREST RATES TO "COOL OFF" A ROBUST ECONOMY, THIS RALLY WAS UNEXPECTED. UNFORTUNATELY OTHER SECTORS OF THE FIXED INCOME MARKET (CORPORATES, MORTGAGES, ASSET BACKED, AGENCIES, ETC.) DID NOT PARTICIPATE IN THIS RALLY AND THUS SIGNIFICANTLY UNDERPER-

FORMED THE TREASURY MARKETS. NON-TREASURIES CHEAPENED TO LEVELS NOT EVEN SEEN IN THE WORST OF THE WORLD CRISIS OF 1998 WHEN THE WORLD WAS FUNDAMENTALLY IN MUCH WORSE SHAPE THAN IT IS NOW. IN FACT, WORLD ECONOMIES IN GENERAL ARE CONSIDERED QUITE STRONG AS A GROUP.
WHAT  WAS  YOUR  STRATEGY?
OUR STRATEGY HAS NOT VARIED. WE ARE OVERALLOCATED IN NON-TREASURIES, AND UNDERALLOCATED IN HIGH YIELD BONDS AND MORTGAGES. BECAUSE OF THE WEAKENING OF NON-TREASURIES OUR PERFORMANCE HAS SUFFERED RECENTLY AS EVEN THE HIGHEST QUALITY CREDITS SUCH AS AGENCIES HAVE HAD SEVERE DECLINES IN PRICES RELATIVE TO TREASURY BONDS.
WHAT  SHOULD  INVESTORS  EXPECT  IN  THE  COMING  MONTHS?
WE WOULD EXPECT THE CONTINUING TURMOIL IN THE FIXED INCOME MARKETS TO END OVER THE NEXT SIX MONTHS, PERHAPS AFTER THE PRESIDENTIAL ELECTION, HOPEFULLY SOONER. GENERALLY, SUCH DISTURBANCES AS THIS DON'T LAST LONG. WE WOULD EXPECT EQUILIBRIUM TO ENTER INTO THE FIXED INCOME MARKETS BY THE END OF SUMMER. APRIL 28, 2000

BOND  PORTFOLIO
STATISTICS
MARCH  31,  2000

AVERAGE  ANNUAL  TOTAL  RETURNS

                                                             CLASS  A  SHARES
ONE  YEAR                                                             (0.36%)
FIVE  YEAR                                                              6.03%
TEN  YEAR                                                               7.23%
SINCE  INCEPTION                                                        7.65%
(8/24/87)

                                                             CLASS  B  SHARES
ONE  YEAR                                                             (1.81%)
SINCE  INCEPTION                                                        1.87%
(4/1/98)


                                                             CLASS  C  SHARES
ONE  YEAR                                                               1.10%
SINCE  INCEPTION                                                        2.22%
(6/1/98)

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN CLASS A SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT.

EQUITY
PORTFOLIO  STATISTICS
MARCH  31,  2000

INVESTMENT  PERFORMANCE

                                                        6 MONTHS    12 MONTHS
                                                          ENDED         ENDED
                                                         3/31/00      3/31/00
CLASS  A                                                   30.49%      27.37%
CLASS  B                                                   29.91%      26.11%
CLASS  C                                                   29.94%      26.30%
S&P  500  INDEX
MTHLY.  REINVESTED                                         17.50%      17.93%
LIPPER  MULTI-CAP  CORE
FUNDS  AVERAGE                                             23.41%      25.51%

TEN  LARGEST  STOCK  HOLDINGS

                                                           %  OF  NET  ASSETS
CISCO  SYSTEMS,  INC.                                                    4.1%
EOG  RESOURCES,  INC.                                                    3.6%
ORACLE  CORP.                                                            3.4%
TYCO  INT'L,  LTD.                                                       3.2%
INTEL  CORP.                                                             3.0%
SCIENTIFIC  ATLANTA,  INC.                                               2.9%
SUN  MICROSYSTEMS,  INC.                                                 2.9%
DOVER  CORP.                                                             2.7%
LOWE'S  COMPANIES,  INC.                                                 2.7%
GAP,  INC.                                                               2.7%
TOTAL                                                                   31.2%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

NEW  SUBADVISOR  ASSUMED  MANAGEMENT  OF  THE PORTFOLIO EFFECTIVE SEPTEMBER 1998

DAN  BOONE
OF  ATLANTA  CAPITAL
MANAGEMENT
HOW  DID  THE  PORTFOLIO  PERFORM?
ATLANTA CAPITAL IS PLEASED TO REPORT THAT THE FUND HAS CONTINUED TO BUILD ON THE GOOD START WE ACHIEVED DURING THE FIRST YEAR. FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2000, THE CSIF EQUITY PORTFOLIO'S CLASS A SHARES INCREASED 30.49% COMPARED TO OUR BENCHMARK, THE S&P 500, WHICH INCREASED 17.50%. THE GENERAL MARKET ENVIRONMENT HAS NOT BEEN NEARLY AS FAVORABLE AS THE CAPITALIZATION-WEIGHTED S&P 500 INDICATES BECAUSE NEARLY 60% OF THE WEIGHT OF THE S&P 500 IS NOW REPRESENTED BY ONLY 50 MEGA-COMPANIES - MANY OF WHICH RESIDE WITHIN THE TECHNOLOGY SECTOR.
MARKET  ENVIRONMENT
IN MANY WAYS, THE MARKET AVERAGES DID NOT REFLECT THE STRONG CROSSCURRENTS AND VOLATILITY WITHIN. DEPENDING ON THE CHARACTERISTICS OF THE INDIVIDUAL STOCKS, PERFORMANCE WAS VASTLY DIFFERENT OVER THE SIX-MONTH PERIOD. LOWER GROWTH AND LOWER VALUED COMPANIES GENERALLY UNDERPERFORMED THE AVERAGES BY 20 PERCENTAGE POINTS, WHILE HIGH GROWTH, HIGHLY VALUED STOCKS OUTPERFORMED. RETURNS BY SECTOR SHOWED AN AMAZING DIVERGENCE: TECHNOLOGY STOCKS ROSE BY 52%, WHILE BASIC MATERIALS, CONSUMER STAPLES AND TRANSPORTATION STOCKS DECLINED 1% TO 5% OVER THE SAME PERIOD. THE NEXT BEST SECTORS WERE THE CAPITAL GOODS, FINANCIALS, AND CONSUMER CYCLICALS, WITH RETURNS IN THE 10% TO 12% RANGE; WHILE HEALTH CARE, ENERGY, AND UTILITIES LIMPED ALONG WITH GAINS OF 2% TO 4%. IN SHORT, IF YOU DIDN'T HAVE TECHNOLOGY, YOU DIDN'T FARE WELL.

HOW  HAVE  ECONOMIC  FACTORS  AND  THE  ACTIONS  OF  THE  FED  AFFECTED MARKETS?
THE ECONOMIC BACKDROP FOR THE MARKETS WAS FAVORABLE. GROWTH IN THE ECONOMY SURPRISED ALL FORECASTERS WITH THE REAL-GROSS DOMESTIC PRODUCT RISING CLOSE TO 7%. THIS IS A RECORD RATE OF INCREASE, EXTRAORDINARY CONSIDERING WE ARE NOW ENTERING THE TENTH YEAR OF EXPANSION AND WITH NO END IN SIGHT. THE RISE IN ECONOMIC ACTIVITY WAS ACCOMPANIED BY SHARP RISES IN PRODUCTIVITY, WHICH HELD DOWN UNIT LABOR COSTS AND PRODUCED PROFIT GROWTH OF OVER 20% IN EACH OF THE LAST TWO QUARTERS. DESPITE THREE INCREASES IN THE FEDERAL FUNDS RATE, LONG-TERM INTEREST RATES, AS MEASURED BY THE 30-YEAR TREASURY ACTUALLY DECLINED BY 20 BASIS POINTS.
THE UNDERLYING INFLATION AND INTEREST RATE PICTURE HOWEVER, WAS MIXED. THE SURGE IN OIL PRICES TO OVER $30 PER BARREL CAUSED THE CONSUMER PRICE INDEX (CPI) TO SURGE TO A 3.7% YEAR-OVER-YEAR INCREASE. THE "CORE" RATE OF INFLATION, THAT IS, THE CPI EX-FOOD AND ENERGY, SHOWED A MUCH MORE MODERATE INCREASE OF 2.4% YEAR-OVER-YEAR. THE CURRENT TREND IS NEGATIVE, HOWEVER, IN THAT SIX MONTHS AGO, THE CORE CPI SHOWED A GAIN OF ONLY 1.8%. THESE

EQUITY
PORTFOLIO  STATISTICS
MARCH  31,  2000
AVERAGE  ANNUAL  TOTAL  RETURNS

                                                             CLASS  A  SHARES
ONE  YEAR                                                              21.34%
FIVE  YEAR                                                             19.79%
TEN  YEAR                                                              11.49%
SINCE  INCEPTION                                                       10.65%
(8/24/87)


                                                             CLASS  B  SHARES
ONE  YEAR                                                              21.11%
SINCE  INCEPTION                                                       13.51%
(4/1/98)


                                                             CLASS  C  SHARES
ONE  YEAR                                                               5.32%
FIVE  YEAR                                                             19.62%
SINCE  INCEPTION                                                       13.31%
(3/1/94)

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN CLASS A SHARES IS PLOTTED IN THE LINE GRAPH.THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT.

EQUITY  PORTFOLIO  STATISTICS
MARCH  31,  2000

ASSET  ALLOCATION
STOCKS                                                                    95%
NOTES                                                                      3%
CASH  &  CASH  EQUIVALENTS                                                 2%
                                                                         100%

INCREASES IN INFLATION AND IN SHORT-TERM RATES BY THE FEDERAL RESERVE CAUSED INTERMEDIATE-TERM INTEREST RATES TO INCREASE SUBSTANTIALLY. THE ONE AND TWO-YEAR TREASURIES ROSE ABOUT 1% AND FIVE-YEAR MATURITIES ROSE 0.6%. OUR HOPE IS THAT THESE INTEREST-RATE INCREASES WILL SLOW THE ECONOMY BACK TO SUSTAINABLE RATES OF GROWTH IN THE 3% TO 4% RANGE AND PREVENT IMBALANCES IN DEMAND AND SUPPLY THAT COULD LEAD TO FURTHER INFLATION INCREASES. WE EXPECT A FURTHER 50 BASIS POINT INCREASE IN SHORT-TERM RATES.
WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FEW  MONTHS?
WE REMAIN CAUTIOUS ON THE OUTLOOK FOR THE STOCK MARKET AS WE EXPECT INTEREST RATES TO RISE AND FOR GROWTH AND PROFITS TO SLOW. MORE THAN ANYTHING, WE NEED TIME TO HAVE EARNINGS GROW UP UNDER THE VALUATIONS, ESPECIALLY IN THE TECHNOLOGY SECTOR, WHERE THE HIGH PRICE-EARNINGS RATIOS ARE PRICING UNINTERRUPTED GROWTH AT VERY HIGH RATES FOR MANY YEARS INTO THE FUTURE. SOME OF THESE COMPANIES ARE LIKELY TO ACHIEVE THESE UNPRECEDENTED GROWTH RATES AS THE REVOLUTION OF THE INTERNET CHANGES THE FUNDAMENTAL COMPETITIVE ENVIRONMENT FOR MANY BUSINESSES. BUT THERE WILL BE MANY CASUALTIES. THE KEY IS THE IMPLEMENTATION OF COMPETITIVE BARRIERS IN TECHNOLOGY OR SERVICE IF WE ARE TO SUSTAIN OR ACHIEVE HIGH
PROFITABILITY. OPENNESS OF THE INTERNET AND EASE OF ENTRY WILL UNDERMINE THE PROFITABILITY OF MANY BUSINESS MODELS, ESPECIALLY THE DIRECT INTERNET COMPANIES. STILL, THERE ARE MANY VERY REASONABLY PRICED GROWING COMPANIES WHICH ARE
CURRENTLY  OUT  OF  FAVOR  AND  WHICH  ARE  ATTRACTIVE  FOR  PURCHASE.
FOLLOWING OUR LONG ESTABLISHED DISCIPLINES, WE HAVE CONTINUED TO HARVEST PROFITS OUT OF OUR BIG WINNING STOCKS AND RE-DEPLOY THE PROCEEDS INTO GROWING, BUT MORE REASONABLY PRICED STOCKS. TURNOVER REMAINS LOW COM-

PARED TO OTHER GROWTH MANAGERS BUT WE HAVE BEEN MORE ACTIVE IN TAKING ADVANTAGE OF SOME GLARING OPPORTUNITIES ARISING OUT OF THE INCREASED VOLATILITY. OUR HIGH-QUALITY DISCIPLINE HAS HELPED, ESPECIALLY IN THE TECHNOLOGY SECTOR, AND THE CONTRIBUTION FROM BOTH THE THEME-WEIGHTING AND STOCK SELECTION HAVE BEEN POSITIVE. WE ARE WELL DIVERSIFIED ACROSS SECTORS, AND THE HIGH-QUALITY STOCKS WITH SUBSTANTIAL EARNINGS AND CONSISTENT GROWTH IN THOSE EARNINGS SHOULD POSITION US TO PERFORM WELL RELATIVE TO THE BROAD MARKET.
WE APPRECIATE THE CONFIDENCE EXPRESSED BY YOUR INVESTMENT IN THE FUND. WE ARE PROUD OF OUR RECORD SO FAR AND LOOK FORWARD TO BUILDING THE RECORD OVER THE LONG TERM. WE BELIEVE WE CAN CONTINUE TO ADD SUBSTANTIAL VALUE BY INVESTING IN HIGH-QUALITY, SOCIALLY RESPONSIBLE GROWTH COMPANIES.

APRIL  28,  2000

EQUITY  PORTFOLIO  STATISTICS
MARCH  31,  2000

PORTFOLIO  CHARACTERISTICS

                                                            CSIF          S&P
                                                          EQUITY          500
                                                         PORTFOLIO      INDEX
NUMBER  OF  STOCKS                                              48        500
MEDIAN  MARKET
CAPITALIZATION  ($BIL)
(BY  PORTFOLIO  WEIGHT)                                      13.19      94.43
PRICE/EARNINGS
RATIO                                                        25.46      31.27

EARNINGS  PER  SHARE
GROWTH                                                       19.59%    22.09%

YIELD                                                         0.76%     1.11%
(RETURN  ON  CAPITAL INVESTMENT)

VOLATILITY  MEASURES
                                                            CSIF          S&P
                                                           EQUITY         500
                                                         PORTFOLIO      INDEX
BETA1                                                         0.91       1.00
R-SQUARED2                                                    0.82       1.00
1MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (S&P 500) BETA OF 1. THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD. 2MEASURE OF CORRELATION BETWEEN THE FUND'S RETURNS AND THE OVERALL MARKET'S (S&P
500) RETURNS. AN R-SQUARED OF 0 WOULD MEAN NO CORRELATION, AN R-SQUARED OF 1 WOULD MEAN TOTAL CORRELATION.





SOURCE:  VESTEK

MANAGED  INDEX
PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE

                                                        6 MONTHS    12 MONTHS
                                                           ENDED        ENDED
                                                         3/31/00      3/31/00
CLASS  A                                                   20.35%      20.50%
CLASS  B                                                   19.66%      19.02%
CLASS  C                                                   19.74%      19.09%
CLASS  I                                                   20.66%      21.09%
RUSSELL  1000
INDEX                                                      21.13%      21.19%
LIPPER  LARGE-CAP  CORE
FUNDS  AVERAGE                                             21.66%      21.70%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.




ASSET  ALLOCATION

STOCKS                                                                    98%
CASH  &  CASH  EQUIVALENTS                                                 2%
TOTAL                                                                    100%

ARLENE  ROCKEFELLAR  OF  STATE  STREET  GLOBAL  ADVISORS
HOW  DID  THE  PORTFOLIO  PERFORM  COMPARED  TO  ITS  BENCHMARK?
THE MANAGED INDEX PORTFOLIO A SHARES ROSE 20.35% FOR THE OCTOBER-MARCH PERIOD VERSUS A RISE OF 21.13% FOR THE RUSSELL 1000 INDEX. THE FUND LOST GROUND TO THE INDEX IN Q4-1999 AMIDST A SURGE IN SMALLER-CAP TECHNOLOGY STOCKS, BUT HAS SLOWLY REGAINED GROUND SINCE. THE FUND WAS ABLE TO BOOST ITS EXPOSURE TO THIS SECTOR DURING Q1 2000, REDUCING THE STRATEGY'S UNDERWEIGHT TO THESE VOLATILE "NEW ECONOMY" STOCKS.
MARKET  ENVIRONMENT
THE STRENGTH IN THE U.S. EQUITY MARKET HAS CAUGHT MANY PROGNOSTICATORS OFF-GUARD (INCLUDING THE FEDERAL OPEN MARKET COMMITTEE) WITH ITS RAPID ASCENT OVER THE PAST SIX MONTHS, PROPELLED HIGHER BY THE SURGING TECHNOLOGY SECTOR. THE RUSSELL 1000 TECHNOLOGY SECTOR ROSE OVER 61% DURING THIS TIME PERIOD, HELPING TO PUSH THE RUSSELL 1000 INDEX UP 21.13%. THE TECHNOLOGY SURGE ALSO HELPED THE RUSSELL 1000 GROWTH INDEX OUTPACE THE RUSSELL 1000 VALUE INDEX BY NEARLY 30% OVER THESE SIX MONTHS.
CALVERT ASSET MANAGEMENT COMPANY HAS ANALYZED THE IMPACT ON EXPECTED PORTFOLIO PERFORMANCE OF EXTENDING THE LEVEL OF RISK RELATIVE TO THE RUSSELL 1000 INDEX (I.E., THE TRACKING ERROR) THAT THE PORTFOLIO MAY TAKE IN SEEKING TO ACHIEVE ITS OBJECTIVE. THEY FOUND THAT A MODEST INCREASE FROM 2.5% TO 3% IN THE LEVEL OF TRACKING ERROR COULD LEAD TO POTENTIALLY IMPROVED RETURNS. THIS INCREASE HAS NOW BEEN APPROVED BY THE FUND'S BOARD OF TRUSTEES.

HOW HAS THE TIGHTER MONEY STANCE BY THE FED AFFECTED MARKETS AND THE PORTFOLIO? ON JUNE 30, 1999, THE FEDERAL RESERVE EMBARKED ON A SERIES OF TIGHTENING MOVES. SINCE THAT TIME, AND ON FIVE DIFFERENT OCCASIONS, THE FED HAS PUSHED THE FED
FUNDS RATE UP, 25 BPS AT A TIME, FROM 4.75% TO ITS CURRENT LEVEL OF 6.00%. THE MARKET HAS HARDLY NOTICED.
TODAY, 30-YEAR RATES ARE ABOUT WHERE THEY WERE WHEN THE FED BEGAN TIGHTENING BACK IN JUNE. FED TIGHTENING OVER THE PAST YEAR HAS COINCIDED WITH A SURGING STOCK MARKET, AND THE FED IS LIKELY TO PUSH THE FUNDS RATE UP AT LEAST ONE MORE TIME. BUT IF THE YIELD CURVE CONTINUES ITS INVERSION, THE END OF FED TIGHTENING IS NEAR.
TODAY'S FLAT YIELD CURVE LIMITS THE FED'S ABILITY TO CONTINUE RAISING THE FUNDS RATE. A FLAT YIELD CURVE INDICATES THAT THE MARKET IS EXPECTING LITTLE TO NO INFLATION. IF THE MARKET THINKS INFLATION IS NOT A PROBLEM, THIS DIMINISHES THE NEED FOR RAISING RATES.

MANAGED  INDEX
PORTFOLIO  STATISTICS
MARCH  31,  2000
AVERAGE  ANNUAL  TOTAL  RETURNS

                                                             CLASS  A  SHARES
ONE  YEAR                                                              14.76%
SINCE  INCEPTION                                                       13.84%
(4/15/98)

                                                             CLASS  B  SHARES
ONE  YEAR                                                              14.02%
SINCE  INCEPTION                                                       13.51%
(4/15/98)


                                                             CLASS  C  SHARES
ONE  YEAR                                                              18.09%
SINCE  INCEPTION                                                       18.73%
(6/1/98)


                                                             CLASS  I  SHARES
ONE  YEAR                                                              21.09%
SINCE  INCEPTION                                                       17.05%
(4/15/98)

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN CLASS A, B AND I SHARES IS PLOTTED IN THE LINE GRAPH.THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT.

MANAGED  INDEX
PORTFOLIO  STATISTICS
MARCH  31,  2000


TEN  LARGEST  STOCK  HOLDINGS

                                                           %  OF  NET  ASSETS
INTEL  CORP.                                                             4.7%
CISCO  SYSTEMS,  INC.                                                    4.6%
MICROSOFT  CORP.                                                         3.5%
TIME  WARNER,  INC.                                                      2.1%
INTERNATIONAL  BUSINESS
      MACHINES  CORP.                                                    2.1%
ORACLE                                                                   2.0%
AMERICAN  INT'L  GROUP,  INC.                                            1.9%
SUN  MICROSYSTEMS                                                        1.9%
MERCK  &  CO.,  INC.                                                     1.8%
PFIZER,  INC.                                                            1.8%
TOTAL                                                                   26.4%

IN ADDITION, A FLAT YIELD CURVE CAN HARM THE BANKING INDUSTRY. BANKS BORROW AT SHORT-RATES AND LEND LONG-TERM. A FLAT YIELD CURVE COMPROMISES BANK PROFITS, REDUCING THEIR INCENTIVE TO EXPAND THEIR BALANCE SHEET, WHICH CAN IMPEDE ECONOMIC GROWTH.
OUR STRATEGY FACES SEVERAL TRADEOFFS THAT MUST BE BALANCED. THE SURGE IN SMALL-CAP TECHNOLOGY SHARES RAISES THE IMPORTANCE OF THESE TRADEOFFS.
TO MAINTAIN NEUTRALITY TO MARKET CAP, THE STRATEGY WILL TYPICALLY OVERWEIGHT LARGE-CAP TECH STOCKS. THIS FORCES THE STRATEGY TO UNDERWEIGHT SMALLER CAP TECHNOLOGY SHARES TO THEN MAINTAIN NEUTRALITY TO THE OVERALL TECHNOLOGY SECTOR. UNFORTUNATELY, THIS TRADEOFF HAS BEEN HARMFUL TO PORTFOLIO PERFORMANCE OVER THE PAST SIX MONTHS.
WE ARE CONSTANTLY MONITORING THIS TRADEOFF. OUR MODEL HAS FAVORED MANY OF THE SMALLER CAP TECH STOCKS FOR SOME TIME NOW. AS A RESULT OF THIS AND THE CONTINUED VOLATILITY IN THE SECTOR, WE REDUCED THIS UNDERWEIGHT DURING THE FIRST QUARTER.
GOING FORWARD, THE TWO-TIERED MARKET RAISES THE IMPORTANCE OF BROAD PORTFOLIO DIVERSIFICATION. THERE ARE NO GUARANTEES THAT TECH STOCKS WILL CONTINUE TO OUTPACE MORE VALUE-ORIENTED SECTORS. A BROAD EXPOSURE TO EACH AREA IS PRUDENT. IN ADDITION "OLD ECONOMY" STOCKS WILL BENEFIT FROM "NEW ECONOMY" TECHNOLOGY IN THE FUTURE. COMPANIES IN EVERY MAJOR ECONOMIC SECTOR WILL HAVE SOME TYPE OF INTERNET PRESENCE, AND WILL BENEFIT AS TECHNOLOGICAL ADVANCES SPUR PRODUCTIVITY IMPROVEMENTS.

MARKET  OUTLOOK
WE REMAIN POSITIVE ON THE OUTLOOK FOR THE U.S. EQUITY MARKET. THE ECONOMIC CLIMATE OF STRONG PRODUCTIVITY GROWTH AND LOW INFLATION BODES WELL FOR PROFITS. PROFITS ULTIMATELY DRIVE EQUITY PRICES.
THE MAJOR RISK IS FURTHER AGGRESSIVE FED TIGHTENING. THE FED IS LIKELY TO RAISE THE FED FUNDS RATE AT ITS NEXT FOMC MEETING ON MAY 16. ANY TIGHTENING BEYOND THAT MAY DEPEND ON THE BOND MARKET'S REACTION. FURTHER FLATTENING OF THE YIELD CURVE WILL IMPEDE MONETARY POLICY GOING FORWARD.
THE MARKET IS LIKELY TO REMAIN VOLATILE. THE UNCERTAINTY SURROUNDING THE LONG-TERM PROFITABILITY OF SMALLER TECHNOLOGY COMPANIES WILL BE THE DRIVER. AS SUCH, THE STRATEGY WILL MAINTAIN A BROAD DIVERSIFICATION TO THIS SECTOR, MINIMIZING THE ACTIVE EXPOSURE TO SPECIFIC COMPANIES VERSUS THE INDEX.

APRIL  30,  2000

MANAGED  INDEX
PORTFOLIO  STATISTICS
MARCH  31,  2000

PORTFOLIO  CHARACTERISTICS

                                                            CSIF      RUSSELL
                                                      MANAGED INDEX      1000
                                                          PORTFOLIO     INDEX
NUMBER  OF  STOCKS                                              209       962
MEDIAN  MARKET
CAPITALIZATION  ($BIL)                                        54.54     69.00
(BY  PORTFOLIO  WEIGHT)
PRICE/EARNINGS
RATIO                                                         28.75     31.52

EARNINGS  PER  SHARE
GROWTH                                                        23.65%   20.69%

YIELD                                                          1.08%    1.13%
(RETURN  ON  CAPITAL INVESTMENT)

VOLATILITY  MEASURES

                                                             CSIF     RUSSELL
                                                      MANAGED INDEX      1000
                                                          PORTFOLIO     INDEX
BETA1                                                          1.01      0.98
R-SQUARED2                                                     0.97      0.99


1MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (S&P 500) BETA OF 1. THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD. 2MEASURE OF CORRELATION BETWEEN THE FUND'S RETURNS AND THE OVERALL MARKET'S (S&P
500) RETURNS. AN R-SQUARED OF 0 WOULD MEAN NO CORRELATION, AN R-SQUARED OF 1 WOULD MEAN TOTAL CORRELATION.

SOURCE:  VESTEK

MONEY  MARKET  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000

U.S.  GOVERNMENT  AGENCY     PRINCIPAL
OBLIGATIONS  -  10.4%                                  AMOUNT           VALUE
FEDERAL  HOME  LOAN  BANK:
     4.98%,  4/14/00                               $2,000,000      $1,999,986
     5.24%,  6/2/00                                 5,000,000       4,954,878
     6.56%,  2/15/01                                5,000,000       4,995,902
FEDERAL HOME LOAN MORTGAGE CORP., 6.50%, 1/12/01    5,000,000       5,000,000
FEDERAL NATIONAL MORTGAGE ASSN., 6.52%, 3/16/01     5,000,000       5,000,411

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $21,951,177)   21,951,177

DEPOSITORY  RECEIPTS  FOR  U.S.  GOVERNMENT
GUARANTEED  LOANS  -  5.0%
COLSON  SERVICES  CORPORATION  LOAN  SETS:
     7.375%,  9/9/06(  )()                            158,660         159,204
     7.09375%,  4/26/09(  )()                         180,093         180,361
     8.59375%,  1/17/10(  )()                          37,877          38,440
     7.34375%,  7/26/10(  )()                         223,570         224,126
     7.50%,  1/22/11(  )()                            729,400         729,400
     7.75%,  3/23/12(  )()                            631,584         639,212
     7.375%,  5/29/12(  )()                         1,613,966       1,626,423
     7.50%,  8/10/12(  )()                          5,184,500       5,235,414
     7.25%,  9/2/12(  )()                           1,799,198       1,816,069

          TOTAL  DEPOSITORY  RECEIPTS  FOR  U.S.  GOVERNMENT
          GUARANTEED  LOANS  (COST  $10,648,649)                   10,648,649

VARIABLE  RATE  LOANS  GUARANTEED  BY
AGENCIES  OF  THE  U.S.  GOVERNMENT  -  1.1%
LOAN  POOLS:
     6.25%,  3/1/07(  )                               722,745         721,219
     7.25%,  8/15/12(  )                            1,493,087       1,496,441

          TOTAL  VARIABLE  RATE  LOANS  GUARANTEED  BY  AGENCIES  OF  THE
          U.S.  GOVERNMENT  (COST  $2,217,660)                      2,217,660

CERTIFICATES  OF  DEPOSIT  -  0.6%
BANK  OF  CHEROKEE  COUNTY, 4.70%, 4/22/00 (^)        100,000         100,000
BROADWAY FEDERAL SAVINGS & LOAN, 4.50%, 9/14/00 (^)   100,000         100,000
COMMUNITY  BANK  OF  BAY,  5.02%,  10/7/00 (^)        100,000         100,000
COMMUNITY  CAPITAL  BANK,  5.50%,  1/20/01 (^)        100,000         100,000
ELK  HORN  BANK  &  TRUST, 4.00%, 12/18/00 (^)        100,000         100,000
FAMILY  SAVINGS  BANK,  4.50%,  8/23/00  (^)          100,000         100,000
FOUNDERS  NATIONAL  BANK,  4.90%,  8/28/00 (^)        100,000         100,000
NOW  BANK  OF  BOSTON,  4.40%,  4/22/00  (^)          100,000         100,000
SEAWAY NATIONAL BANK CHICAGO, IL, 4.40%, 1/27/01 (^)  100,000         100,000
SELF  HELP  CREDIT  UNION,  4.98%, 7/15/00 (^)        100,000         100,000

                                                    PRINCIPAL
CERTIFICATES  OF  DEPOSIT  -  CONT'D                   AMOUNT           VALUE
SOUTH  SHORE  BANK:
     5.30%,  12/18/00  (^)                           $100,000        $100,000
     5.90%,  11/1/00  (^)                             100,000         100,000

          TOTAL CERTIFICATES OF DEPOSIT (COST $1,200,000)           1,200,000


COMMERCIAL  PAPER  -  0.9%
DUKE  UNIVERSITY,  5.92%,  4/3/00                   2,000,000       1,999,341

          TOTAL  COMMERCIAL PAPER (COST $1,999,341)                 1,999,341


CORPORATE  TAXABLE  NOTES  -  15.8%
ABBEY NATIONAL TREASURY SERVICES, 5.22%, 5/11/00    5,000,000       4,995,867
BOONE COUNTY AR. HOSPITAL REVENUE, 6.97%, 5/1/00    4,875,000       4,878,222
CANADIAN  IMPERIAL,  6.67%,  2/12/01                3,000,000       2,998,764
FIRST  CHICAGO  NDB  CORP., 6.25%, 7/21/00          2,275,000       2,278,263
JOHN  DEERE  CAPITAL CORP., 6.20%, 7/14/00          4,000,000       4,005,493
LOWER COLORADO RIVER AUTHORITY, 6.22%, 4/5/00       3,000,000       3,000,000
MISSOURI HIGHER EDUCATIONAL STUDENT LOAN, 6.80%, 2/15/01
                                                    1,000,000         998,788
NEW  YORK  STATE  DORM  AUTHORITY  PENSION  OBLIGATION  BONDS,
     6.63%,  10/1/00                                5,000,000       4,996,950
PENNSYLVANIA ECONOMIC DEVELOPMENT, 6.40%, 4/5/00    5,000,000       5,000,000

          TOTAL CORPORATE TAXABLE NOTES (COST $33,152,347)         33,152,347


TAXABLE  VARIABLE  RATE  DEMAND  NOTES  -53.4%
ABAG  FINANCING  AUTHORITY  FOR  NONPROFIT  CORPORATIONS  CA  COPS
     6.25%, 10/1/27, LOC: BANQUE NATIONAL PARIS     3,668,000       3,668,000
ALABAMA  INCENTIVES  FINANCING  AUTHORITY,  6.125%,  10/1/29,
     BPA:  SOUTHTRUST  BANK,  INSUR: AMBAC          5,000,000       5,000,000
ALABAMA  ST.  IDA:
     6.20%,  12/1/19, LOC: BANK OF AMERICA          5,540,000       5,540,000
     6.20%,  5/1/10,  LOC:  REGIONS  BANK             115,000         115,000
ARKANSAS  ST.  DEVELOPMENT  FINANCIAL  AUTHORITY,
     6.20%,  8/1/30,  LOC:  FNB  CHICAGO            1,500,000       1,500,000
BALTIMORE  COUNTY  MD  REVENUE,  6.15%,  1/1/29,
     LOC:  FIRST  UNION  BANK,  NC                  5,200,000       5,200,000
BARTON  HEALTHCARE  LLC,  6.20%,  2/15/25,
     LOC:  AMERICAN  NATIONAL  BANK  &  TRUST         685,000         685,000
BERKS  COUNTY  PA  IDA  REVENUE  NOTES,  6.24%,  6/1/15,
     LOC:  FIRST  UNION                             2,055,000       2,055,000
BETTERS  GROUP  LP,  6.20%,  2/1/12,  LOC:  CENTURY  NATIONAL
     BANK & TRUST, CONFIRMING LOC: MELLON BANK      1,990,000       1,990,000
BOTSFORD  GENERAL  HOSPITAL  MI  REVENUE,  6.15%,  2/15/27,
     LOC:  MICHIGAN  NATIONAL  BANK                 7,650,000       7,650,000
CALIFORNIA  HOUSING  FINANCE  AGENCY:
     6.15%,  2/1/23,  BPA:  CALSTRS,  INSUR:  FSA   5,000,000       5,000,000
   5.70%, 8/1/31 (MANDATORY PUT TENDER ON 8/1/2000) 6,600,000       6,600,000

TAXABLE  VARIABLE  RATE     PRINCIPAL
DEMAND  NOTES  -  CONT'D     AMOUNT     VALUE
CALIFORNIA  STATEWIDE  COMMUNITY  DEVELOPMENT,  6.40%,  7/1/27,
     CONFIRMING  LOC:  CALSTERNS,  LOC:  SANWA  BANK  CALIFORNIA
                                                     $345,000        $345,000
CHICAGO  IL  GO,  6.18%,  1/1/19,
     BPA:  LASALLE  BANK,  INSUR:  FGIC             3,600,000       3,600,000
COLUMBUS  GA  DEVELOPMENT  AUTHORITY  REVENUE,
     6.20%, 12/1/19, LOC: BANK OF NOVA SCOTIA       3,800,000       3,800,000
HEALTH  MIDWEST  VENTURES  GROUP,  6.15%,  8/1/19,
     LOC:  BANK  OF  AMERICA                        2,800,000       2,800,000
IPC  INDUSTRIES,  INC.,  6.20%,  10/1/11,
     LOC:  NATIONAL  BANK  OF  CANADA               3,120,000       3,120,000
LA MIRANDA CA IDA 6.20%, 12/1/26, LOC: BANK OF OHIO 3,750,000       3,750,000
MARYLAND  STATE  HEALTH  AND  HIGHER  EDUCATIONAL  FACILITIES,
     6.35%,  7/1/22,  LOC:  ALLFIRST  BANK          1,200,000       1,200,000
MEMPHIS  CENTER  FINANCE  CORP.  MFH  REVENUE,
     6.30%, 11/1/23, LOC: NATIONAL BANK OF COMMERCE TN
                                                      155,000         155,000
MERITER  HOSPITAL,  INC.,  6.20%,  12/1/16,
     LOC:  FIRSTAR  BANK,  MILWAUKEE                4,200,000       4,200,000
MONTGOMERY  COUNTY  CANCER  CENTER  LLC,  6.20%,  10/1/12,
     LOC:  SOUTHTRUST  BANK  OF  ALABAMA              125,000         125,000
MONTGOMERY  COUNTY  KY  INDUSTRIAL  BUILDING  REVENUE,
     6.20%,  8/1/06,  LOC:  FLEET  BANK             1,661,000       1,661,000
MONTGOMERY  ENGELSIDE  MEDICAL  CLINIC  REVENUE,
     6.25%,  3/1/24,  LOC:  SUNTRUST  BANK          2,000,000       2,000,000
NEVADA  HOUSING  DIVISION  MFH:
     6.13%,  4/1/31 LOC: EAST-WEST BANK, CONFIRMING LOC: FHLB
                                                    3,075,000       3,075,000
     6.13%,  4/1/31  LOC:  U.S.  BANK N.A.          2,050,000       2,050,000
     6.13%,  10/15/32,  BPA:  FNMA                  2,240,000       2,240,000
     6.13%,  10/15/32,  BPA:  FNMA                  2,085,000       2,085,000
PLEASANT  HILL  CA  REDEVELOPMENT  AGENECY,  6.20%,  8/1/26,
     LOC:  HELLER  FINANCIAL,  CONFIRMING  LOC: COMMERZE BANK, AG
                                                        5,000           5,000
PHYSICIANS PLUS MEDICAL GROUP, 6.30%, 8/1/16, LOC: LASALLE BANK
                                                      600,000         600,000
RICHMOND  VA  REDEVELOPMENT  AND  HOUSING  AUTHORITY,
     5.90%, 12/1/25, LOC: WACHOVIA BANK AND TRUST   4,235,000       4,235,000
SACRAMENTO  COUNTY  CA  REVENUE,  6.15%,  7/1/22,
     LOC:  BAYER  LANDSBANK                         5,900,000       5,900,000
SAN  JOSE  FINANCING  AUTHORITY  REVENUE,  6.15%,  12/1/25,
     BPA:  BANK  OF  NOVA  SCOTIA,  INSUR:  AMBAC   1,870,000       1,870,000
SOUTH  CENTRAL  COMMUNICATIONS  CORP.,  6.15%,  6/1/13,
     LOC:  CITIZENS  NATIONAL  BANK  OF  EVANSVILLE,
     CONFIRMING  LOC:  SUNTRUST  BANK               3,900,000       3,900,000
ST.  PAUL  MN  HOUSING  AND  REDEVELOPMENT  AUTHORITY,
     6.20%, 6/1/15, LOC: CREDIT LOCAL DE FRANCE     1,730,000       1,730,000
     6.20%, 3/1/18, LOC: CREDIT LOCAL DE FRANCE     1,800,000       1,800,000

TAXABLE  VARIABLE  RATE                             PRINCIPAL
DEMAND  NOTES  -  CONT'D                               AMOUNT           VALUE
ST.  PAUL  MN  PORT  AUTHORITY  INDUSTRIAL  REVENUE,
     6.25%,  6/1/11,  LOC:  U.S.  BANK, N.A.         $480,000        $480,000
VIRGINIA  ST.  HOUSING  DEVELOPMENT  AUTHORITY,
     6.20%,  1/1/47                                   300,000         300,000
WASHINGTON  ST.  HOUSING  FINANCE  COMMISSION,
     6.15%,  6/15/32,  LOC:  FNMA                   2,250,000       2,250,000
WASHINGTON  ST.  HOUSING  FINANCE  COMMISSION,
     6.25%,  1/1/30, LOC: WELLS FARGO BANK          5,163,000       5,163,000
WENATCHEE  VALLEY  CLINIC,  6.20%,  11/23/24,
     LOC:  US  BANK  NATIONAL  ASSOCIATION          2,955,000       2,955,000

          TOTAL  TAXABLE  VARIABLE  RATE  DEMAND  NOTES  (COST  $112,397,000)
                                                                  112,397,000


REPURCHASE  AGREEMENTS  -  11.2%
DONALDSON,  LUFKIN  &  JENRETTE,  6.15%,  DATED  3/31/00,  DUE  4/3/00
          (COLLATERAL:  $24,055,314  FNMA  MEDIUM
          TERM  NOTE,  7.147%,  8/14/03)           23,500,000      23,500,000

          TOTAL REPURCHASE AGREEMENTS (COST $23,500,000)           23,500,000

               TOTAL  INVESTMENTSS  (COST  $207,066,174)  98.4    207,066,174
               OTHER  ASSETS  AND  LIABILITIES,  NET  -  1.6%       3,330,052
               NET  ASSETS  -  100%                              $210,396,226


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

#BALANCED  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000

                                                    PRINCIPAL
CERTIFICATES  OF  DEPOSIT  -  0.1%                     AMOUNT           VALUE
ALTERNATIVE FEDERAL CREDIT UNION, 5.50%, 11/30/00 (^)(+)
                                                      $50,000         $49,836
BLACKFEET  NATIONAL BANK, 4.75%, 11/13/00 (^)(+)       92,000          91,565
D. EDWARD WELLS FEDERAL CREDIT UNION, 5.00%, 11/20/00 (^)(+)
                                                       50,000          48,889
FIRST AMERICAN CREDIT UNION, 4.70%, 12/23/00 (^)(+)    92,000          92,000
MISSION AREA FEDERAL CREDIT UNION, 4.95%, 11/18/00 (^)(+)
                                                       50,000          49,797
NORTHEAST COMMUNITY FEDERAL CREDIT UNION, 4.75%, 11/24/00 (^)(+)
                                                       50,000          49,815
SOUTH  SHORE  BANK  OF  CHICAGO:
     5.75%,  12/6/00  (^)(+)                          100,000          98,631
     6.30%,  2/8/01  (+)                              350,000         348,475

          TOTAL CERTIFICATES OF DEPOSIT (COST $834,000)               829,008


CONVERTIBLE  DEBENTURE  BONDS  -  0.0%
WORLDWATER,  INC.,  9.00%, 3/31/00 (#)(+)(*)(B)       135,000          40,500

          TOTAL  CONVERTIBLE  DEBENTURE  BONDS  (COST  $135,000)       40,500


HIGH  SOCIAL  IMPACT  INVESTMENTS  -  0.6%
ACCION  INTERNATIONAL  CORP.,  4.00%,  9/30/04        250,000         241,500
ACCION  US  BRIDGE  FUND,  4.00%,  1/12/01            100,000          95,144
BOSTON  COMMUNITY  LOAN  FUND,  4.50%, 1/12/01        500,000         477,320
COASTAL  ENTERPRISES,  INC.,  4.00%,  7/15/01         200,000         195,366
COMMUNITY  REINVESTMENT  FUND,  4.00%,  4/5/00        100,000         100,000
CO-OP FUND OF NEW ENGLAND, INC., 4.00%, 12/31/00      125,000         118,930
EASTSIDE COMMUNITY INVESTMENT, 4.07%, 10/5/00 (B)     100,000          33,000
ECUMENICAL  DEVELOPMENT  CORP., 5.00%, 12/31/01       100,000          95,785
ENVIRONMENTAL ENTERPRISES ASSISTANCE FUND, 4.50%, 6/30/00
                                                      125,000         122,741
FIRST  STATE COMMUNITY LOAN FUND, 4.00%, 1/13/02       25,000          23,786
FOUNDATION FOR INTERNATIONAL COMMUNITY ASST., 3.50%, 4/30/00
                                                      133,333          33,072
HOUSING  ASSISTANCE  COUNCIL,  4.50%,  6/30/02         75,000          73,723
INSTITUTE FOR COMMUNITY ECONOMICS, 4.00%, 10/1/02     400,000         386,400
LOW  INCOME  HOUSING  FUND,  4.00%,  9/30/04          500,000         483,000
MANNA,  INC.,  4.50%,  9/30/02                        250,000         242,042
MICHIGAN  HOUSING  TRUST,  4.50%,  6/30/00            100,000          98,159
MICRO INDUSTRY CREDIT RURAL CORP., 4.50%, 1/13/01     100,000          95,464
MINNESOTA NON PROFIT ASSISTANCE FUND, 4.07%, 1/1/01   200,000         200,000
NATIONAL  FEDERATION  OF  COMMUNITY  DEVELOPMENT  CREDIT  UNION,
     4.00%,  4/7/01                                   400,000         375,236
NEW HAMPSHIRE COMMUNITY LOAN FUND, 4.00%, 7/15/01     400,000         392,728
NONPROFIT  FACILITIES  FUND,  4.50%,  6/30/04         100,000          98,297
NORTH COUNTRY CO-OP DEVELOPMENT FUND, 4.50%, 1/12/01  100,000          95,464
NORTHEAST  SOUTH  DAKOTA  ENERGY  CONSERVATION  CORP.,
     4.50%,  1/13/03                                   25,000          23,866
OPPORTUNITY  INTERNATIONAL,  3.50%,  9/30/04          100,000          96,382
SAINT  AMBROSE  HOUSING  CENTER,  4.50%, 9/30/00       25,000          25,000
VERMONT  COMMUNITY  LOAN  FUND, 4.50%, 4/30/01        200,000         198,618

                                                    PRINCIPAL
HIGH  SOCIAL  IMPACT  INVESTMENTS  -  0.6%             AMOUNT           VALUE
WASHINGTON AREA COMMUNITY INVESTMENT FUND, 4.50%, 12/31/01
                                                     $299,954        $286,348
WESTERN MASSACHUSETTS ENTERPRISE FUND, 4.50%, 9/30/03  50,000          48,409
WOMEN'S SELF-EMPLOYMENT LOAN FUND, 4.50%, 3/31/00      50,000          50,000

          TOTAL  HIGH  SOCIAL  IMPACT  INVESTMENTS  (#)(+)(COST  $5,033,287)
                                                                    4,805,780


CORPORATE  BONDS  -  33.4%
ABBEY NATIONAL CAPITAL TRUST I , 8.963%, 12/29/49   8,250,000       8,399,663
ACE  CAPITAL  TRUST  II,  9.70%,  4/1/30            2,000,000       2,015,980
AGL  CAPITAL  TRUST,  8.17%,  6/1/37                4,000,000       3,538,920
ATLANTIC MUTUAL INSURANCE CO., 8.15%, 2/15/28      10,500,000       7,771,890
BCI  US  FUNDING  TRUST I, 8.01%, 12/29/49          3,600,000       3,277,022
BANK  OF  OKLAHOMA  NA,  7.125%,  8/15/07           3,000,000       2,780,880
BANK  UNITED  CORP.,  8.00%,  3/15/09               3,000,000       2,723,160
BLYTH  INDUSTRIES,  INC.,  7.90%,  10/1/09          2,500,000       2,394,800
CABLE & WIRELESS COMMUNICATIONS, 6.625%, 3/6/05     4,000,000       3,968,120
CASCADE  CHRISTIAN  SCHOOL,  7.65%,  12/1/09        1,000,000         950,000
CLECO  CORP.,  6.52%,  5/15/09                      2,000,000       1,846,740
COLUMBIA  UNIVERSITY,  6.83%,  12/15/20             3,000,000       2,839,863
COMMUNITY  REINVESTMENT  FUND,  6.35%,  6/1/15         58,386          49,236
COMPUTER ASSOCIATES INTERNATIONAL, INC., 6.375%, 4/15/05
                                                    7,000,000       6,553,750
CONSECO  FINANCING  TRUST  II,  8.70%,  11/15/26    3,000,000       2,310,330
CONSECO,  INC.:
     9.00%,  10/15/06                               1,000,000         981,800
     6.80%,  6/15/05                                8,775,000       7,939,796
COVAD  COMMERCIAL  GROUP,  12.00%,  2/15/10         1,000,000         880,000
COX  ENTERPRISES,  INC., 8.00%, 12/15/07           12,000,000      12,040,680
CREDIT-BASED  ASSET  SERVICING  AND  SECURITIES,  LTD.,  8.20%,  9/25/30
                                                    2,000,000       1,866,400
CREDIT  SUISSE FIRST BOSTON, 7.90%, 5/1/07          4,000,000       3,798,368
CRESCENT  REAL  ESTATE  EQUITIES,  7.00%,  9/15/02  5,000,000       4,541,100
CRESCENT  REAL  ESTATE  EQUITIES,  7.50%,  9/15/07  1,000,000         820,420
DIME  CAPITAL  TRUST  I,  9.33%,  5/6/27            5,100,000       4,770,387
ERAC  USA  FINANCE  COMPANY,  7.95%,  12/15/09     11,000,000      10,869,320
EVEREST  REINSURANCE  HOLDINGS,  8.50%,  3/15/05    5,000,000       5,012,150
FINOVA  CAPITAL  CORP.,  6.125%,  3/15/04           6,000,000       5,542,320
FIRST  DATA  CORP,  6.375%,  12/15/07               3,250,000       3,052,010
FUSION  CAPITAL,  10.00%,  1/16/02                  5,092,365         779,185
GOLDEN STATES HOLDINGS ESCROW CORP, 7.00%, 8/1/03  15,450,000      14,239,029
GOLDMAN  SACHS  GROUP  LP,  7.80%, 1/28/10          5,000,000       4,990,400
GREENPOINT  CAPITAL TRUST I, 9.10%, 6/1/27          8,500,000       7,805,125
HSB  CAPITAL  I,  6.95%,  7/15/27                   6,000,000       5,474,100
IMPERIAL  BANK,  8.50%,  4/1/09                     5,970,000       5,633,113
INTERPOOL  CAPITAL  TRUST, 9.875%, 2/15/27          4,500,000       3,441,645
KMD  DEVELOPMENT  CORP,  2.409%,  12/31/07            746,900         600,000
LG  &  E  CAPITAL  CORP.,  6.205%,  5/1/04          1,500,000       1,407,840
LG  &  G  CAPITAL  CORP.,  5.75%,  11/1/01          1,500,000       1,460,550
LIMESTONE  ELECTRON TRUST, 8.625%, 9/30/04          2,000,000       2,009,520
LUMBERMENS MUTUAL CASUALTY INSURANCE, 8.30%, 12/1/37
                                                    2,630,000       2,330,048
MARK  IV  INDUSTRIES,  INC., 7.50%, 9/1/07          4,750,000       4,363,778
MCN  INVESTMENT  CORP.,  6.30%,  4/2/11             2,000,000       1,964,420
NATIONAL  RURAL  UTILITIES,  6.20%, 2/1/08          3,500,000       3,258,150

                                                    PRINCIPAL
CORPORATE  BONDS  -  CONT'D                            AMOUNT           VALUE
NCB  AFFORDABLE  HOUSING  /  MARKET  RATE  COOPERATIVE  FIRST
     MORTGAGE  CERTIFICATES  SERIES  1993-3  B,  5.86%,  7/1/12  (#)
                                                   $2,011,900      $2,006,267
NEW  HOLLAND  EQUIPMENT,  6.80%,  12/15/07          2,000,000       1,967,580
NORDBANKEN  AB,  8.95%,  11/29/49                   1,500,000       1,516,745
PIONEER  HUMAN SERVICES, 8.75%, 5/27/01 (#)(+)        500,000         495,208
PITNEY  BOWES CREDIT CORP., 9.25%, 6/15/08          2,490,000       2,797,166
POLAND  PARTNERS,  5.875%,  4/13/04  (#)(+)           553,326         417,771
PUGET  SOUND  ENERGY,  6.23%,  7/11/02              1,786,671       1,764,499
RIGGS  CAPITAL  TRUST,  8.625%,  12/31/26           7,000,000       6,238,610
ROYAL BANK OF SCOTLAND GROUP PLC, 9.118%, 3/31/49   5,000,000       5,146,525
RUSSELL  FRANK  CO.,  5.625%,  1/15/09              1,000,000         882,270
SAGE  BRUNO,  6.00%,  12/31/00  (#)(+)                100,000              10
SAXON  ASSETS  SECURITIES  TRUST,:
     8.075%,  2/2/22                                5,000,000       5,036,900
     8.305%,  3/25/30                               1,914,000       1,940,796
SEVENTH  GENERATION,  10.85%,  6/30/02  (#)(+)        100,000         100,000
SKANDINAVISKA ENSKILDA BANKEN, 6.50%, 12/29/49     20,485,000      19,310,779
SOVEREIGN  BANCORP,  INC.:
     6.75%,  9/1/00                                 3,650,000       3,602,477
     10.50%,  11/15/06                              1,500,000       1,530,780
SWEDBANK SPARBANK SVENGE AB, 9.00%, 3/17/2099       2,000,000       2,009,732
TYCO  INTERNATIONAL GROUP, 6.375%, 6/15/05          2,000,000       1,884,920
12TH  STREET  HISTORIC  REHABILITATION  ASSOCIATES  MORTGAGE,
     10.75%,  4/15/04  (*)(B)(#)(+)                   350,919          70,184
UNION  BANK  NORWAY,  7.35%,  12/31/49              4,000,000       3,864,000
UNITED DOMINION REALTY TRUST, 8.625%, 3/15/03       3,000,000       2,988,060
US  WEST  CAPITAL  FUNDING,  INC.:
     5.625%,  11/15/08                              3,880,000       3,384,834
     6.25%,  7/15/05                                1,000,000         944,620
XEROX  CAPITAL  TRUST  I,  8.00%, 2/1/27           21,360,000      19,555,080

          TOTAL  CORPORATE  BONDS  (COST  $270,944,351)           262,747,821


MUNICIPAL  OBLIGATIONS  -  1.7%
AMERICAN  PUBLIC  ENERGY  AGENCY  NEBRASKA  GAS  SUPPLY  REVENUE  BONDS,
     6.875%,  12/1/04                               5,852,000       5,774,695
CHICKASAW NATION CERTIFICATES OF PARTICIPATION, 10.00%, 8/1/03 (+)
                                                      219,721         208,735
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  CORP.  REVENUE  BONDS:
     8.00%,  10/1/05                                3,215,000       3,168,093
     8.625%,  10/1/19                               3,750,000       4,113,000
SAN  MATEO  REDEVELOPMENT  AGENCY  TAX  ALLOCATION  REFUNDING  BONDS,
     7.125%,  8/1/08                                  415,000         403,338

          TOTAL MUNICIPAL OBLIGATIONS (COST $$13,344,533)          13,667,861


REPURCHASE  AGREEMENTS  -  2.0%
STATE  STREET  BANK,  6.00%,  DATED  3/31/00,  DUE  4/1/00
   ( COLLATERAL: $16,172,925 FHLMC, 6.35%, 1/5/01) 15,500,000      15,500,000

          TOTAL  REPURCHASES  AGREEMENTS  (COST  $15,500,000)      15,500,000

                                                     ADJUSTED
LIMITED  PARTNERSHIP  INTEREST  -  0.5%                 BASIS           VALUE
COASTAL  VENTURE  PARTNERS  (*)                      $140,000        $136,801
ENVIRONMENTAL  ALLIES  INVESTMENT  TRUST  (*)           8,109           9,404
ENVIRONMENTAL  PRIVATE  EQUITY  FUND  II               91,532         152,871
GLOBAL  ENVIRONMENT  EMERGING  MARKETS  FUND  (*)     814,997               0
GEEMF  PARTNERS                                       185,003         130,384
HAMBRECHT & QUIST ENVIRONMENTAL TECHNOLOGY FUND (*)   341,080          94,115
HFG  EXPANSION  FUND  I  (*)                          125,000               0
IEPF  EQUITY  FUND  III  (*)                          800,000         955,205
LABRADOR  VENTURES  III  (*)                          363,256         386,102
LABRADOR  VENTURES  IV  (*)                           200,000         200,000
LIBERTY  ENVIRONMENTAL  PARTNERS  (*)                 350,000         277,940
POLAND  PARTNERS  (*)                                 381,600         512,870
UKRAINE  FUND  (*)                                     75,028          58,329
UTAH  VENTURES  (*)                                   397,380         440,504
VENTURE  STRATEGY  PARTNERS  (*)                      200,000         183,862
VIRIDIAN  CAPITAL  (*)                                311,279         241,376

          TOTAL  LIMITED  PARTNERSHIP  INTEREST  (#)(+)(COST  $4,784,264)
                                                                    3,779,763


EQUITY  SECURITIES  -  61.5%                           SHARES
BANKS  -  MAJOR  REGIONAL  -  2.8%
FIFTH  THIRD  BANCORP.                                 76,700       4,832,100
FIRSTAR  CORP.                                        111,200       2,550,650
MELLON  FINANCIAL  CORP.                              155,400       4,584,300
STATE  STREET  CORP.                                   64,400       6,238,750
WELLS  FARGO  &  CO.                                   97,800       4,003,687
                                                                   22,209,487

BANKS  -  MONEY  CENTER  -  1.6%
CHASE  MANHATTAN  CORP.                               140,200      12,223,688

BIOTECHNOLOGY  -  0.6%
AMGEN,  INC.  (*)                                      56,500       3,467,687
MEDIMMUNE,  INC.  (*)                                   7,900       1,375,588
                                                                    4,843,275

BROADCAST  -  TELEVISION,  RADIO,  CABLE  -  0.6%
CLEAR  CHANNEL  COMMUNICATIONS  (*)                    68,300       4,716,969

CHEMICALS  -  0.4%
PRAXAIR,  INC.                                         67,900       2,826,337

COMMUNICATIONS  EQUIPMENT  -  5.1%
ADC  TELECOMMUNICATIONS,  INC.  (*)                    68,000       3,663,500
LUCENT  TECHNOLOGIES,  INC.                           120,200       7,302,150
NOKIA  CORP.                                           36,400       7,907,900
NORTEL  NETWORKS  CORP.                                62,800       7,912,800
SCIENTIFIC-ATLANTA,  INC.                              24,800       1,573,250
TELLABS,  INC.  (*)                                   192,100      12,099,298
                                                                   40,458,898

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
COMPUTERS  -  HARDWARE  -  7.3%
CISCO  SYSTEMS,  INC.  (*)                            167,200     $12,926,650
DELL  COMPUTER  CORP.  (*)                             47,000       2,535,062
EMC  CORP.  (*)                                       130,740      16,342,500
INTERNATIONAL  BUSINESS  MACHINES  CORP.              115,400      13,617,200
SUN  MICROSYSTEMS,  INC.  (*)                         130,800      12,256,369
                                                                   57,677,781

COMPUTERS  -  SOFTWARE  &  SERVICES  -  4.7%
AMERICA  ONLINE,  INC.  (*)                            51,400       3,456,650
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.             50,875       3,011,165
COMPUWARE  CORP.  (*)                                 137,000       2,885,563
MICROSOFT  CORP.  (*)                                 146,480      15,563,500
ORACLE  CORP.  (*)                                    130,000      10,148,125
PARAMETRIC  TECHNOLOGY  CORP.  (*)                     82,000       1,727,125
                                                                   36,792,128

CONSUMER  CYCLICALS  -  0.1%
REAL  GOODS  TRADING  CORP.  (*)                      125,000         468,750

CONSUMER  FINANCE  -  0.2%
PROVIDIAN  FINANCIAL  CORP.                            20,600       1,784,475

DISTRIBUTORS  -  FOOD  &  HEALTH  -  1.2%
CARDINAL  HEALTH,  INC.                               208,875       9,582,141

ELECTRICAL  EQUIPMENT  -  2.0%
AMERICAN  POWER  CONVERSION  (*)                       92,100       3,948,788
SOLECTRON  CORP.  (*)                                 234,600       9,398,662
VISHAY  INTERTECHNOLOGY,  INC.  (*)                    48,100       2,675,563
                                                                   16,023,013

ELECTRONICS  -  INSTRUMENT  -  0.2%
PE  CORP-PE  BIOSYSTEMS  GROUP                         14,800       1,428,200

ELECTRONICS  -  SEMICONDUCTORS  -  3.1%
ALTERA  CORP.  (*)                                     51,400       4,587,450
CREE,  INC.  (*)                                        8,400         948,150
INTEL  CORP.                                           72,000       9,499,500
JDS  UNIPHASE  CORP.  (*)                              32,000       3,858,000
LINEAR  TECHNOLOGY  CORP.                              53,200       2,926,000
XILINX,  INC.  (*)                                     30,400       2,517,500
                                                                   24,336,600

ENTERTAINMENT  -  0.8%
TIME  WARNER,  INC.                                    61,500       6,150,000

FINANCIAL  -  DIVERSIFIED  -  2.1%
FEDERAL  HOME  LOAN  MORTGAGE  CORP.                       45           1,988
FEDERAL  NATIONAL  MORTGAGE  ASSN.                     59,420       3,353,516
FUSION  CAPITAL  (*)(A)                            19,872,196       3,040,655
HIGHWOOD  PROPERTIES,  INC.                             6,900       4,707,111
SLM  HOLDING  CORP.                                   159,900       5,326,669
                                                                   16,429,939

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
FOODS  -  0.0%
HEINZ  (H.J.)  CO.                                         20            $697

HARDWARE  &  TOOLS  -  0.0%
BLACK  &  DECKER  CORP.                                    45           1,690

HEALTHCARE  -  DIVERSIFIED  -  0.9%
JOHNSON  &  JOHNSON                                    93,900       6,578,869
HAYES  MEDICAL  SERVICES  (+)  (*)  (#)               326,797         359,477
QUADRANT  HEALTHCARE  PLC.  (*)                       305,263         227,209
                                                                    7,165,555

HEALTHCARE  -  DRUGS  -  2.6%
ALZA  CORP.  (*)                                       46,200       1,735,387
AVIRON  (*)                                            37,074       1,031,121
MERCK  &  CO.,  INC.                                  104,724       6,505,978
PFIZER,  INC.                                         254,000       9,286,875
WATSON  PHARMACEUTICAL,  INC.  (*)                     45,600       1,809,750
                                                                   20,369,111

HEALTHCARE  -  HOSPITAL  MANAGEMENT  -  0.5%
HEALTH  MANAGEMENT  ASSOCIATES,  INC.  (*)            274,300       3,908,775

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  0.8%
GUIDANT  CORP.  (*)                                   110,816       6,517,366

HOUSEHOLD  PRODUCTS  NON-DURABLES  -  0.5%
COLGATE-PALMOLIVE  COMPANY                             74,800       4,216,850

HOUSEWARES  -  0.4%
NEWELL  RUBBERMAID,  INC.                             132,160       3,279,220

INSURANCE  -  MULTI-LINE  -  1.0%
AMERICAN  INTERNATIONAL  GROUP,  INC.                  75,433       8,259,914

INSURANCE  -  LIFE  &  HEALTH  -  0.9%
AFLAC,  INC.                                          150,100       6,838,931

INSURANCE  BROKERS  -  0.6%
MARSH  &  MCLENNAN  COMPANIES                          42,600       4,699,313

INVESTMENT  BANKING  &  BROKERS  -  1.2%
AXA  FINANCIAL,  INC.                                 123,200       4,419,800
SCHWAB  (CHARLES)  CORP.                               86,900       4,937,006
                                                                    9,356,806

INVESTMENT  MANAGEMENT  -  1.2%
FRANKLIN  RESOURCES,  INC.                             95,200       3,183,250
PRICE  (T.  ROWE)  ASSOCIATES                         155,100       6,126,450
                                                                    9,309,700

LEISURE  TIME  -  PRODUCTS  -  0.6%
HARLEY-DAVIDSON,  INC.                                 54,600       4,333,875

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
MACHINERY  -  DIVERSIFIED  -  0.9%
ILLINOIS  TOOL  WORKS                                  84,600      $4,674,150
TYCO  INTERNATIONAL,  LTD.                             46,500       2,319,188
                                                                    6,993,338

MANUFACTURING  -  SPECIALIZED  -  0.4%
AVERY  DENNISON  CORP.                                 53,300       3,254,631

NATURAL  GAS  -  0.3%
EL  PASO  ENERGY  CORP.                                58,100       2,345,788

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.3%
PITNEY  BOWES,  INC.                                   57,000       2,547,188

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  0.5%
ANADARKO  PETROLEUM  CORP.                            100,300       3,880,356

PERSONAL  CARE  -  0.5%
ESTEE  LAUDER  COMPANIES,  INC.                        79,000       3,954,938

POWER  PRODUCERS  -  INDEPENDENT  -  0.8%
AES  CORP.  (*)                                        53,700       4,228,875
CALPINE  CORP.  (*)                                    21,900       2,058,600
                                                                    6,287,475

RAILROADS  -  0.3%
KANSAS  CITY  SOUTHERN  INDUSTRIES                     30,200       2,595,312

RETAIL  -  BUILDING  SUPPLIES  -  2.0%
FASTENAL  CO.                                          92,500       4,428,438
HOME  DEPOT,  INC.                                    136,460       8,801,670
LOWE'S  COMPANIES                                      41,300       2,410,887
                                                                   15,640,995

RETAIL  -  DISCOUNTERS  -  0.8%
DOLLAR  GENERAL  CORP.                                248,162       6,669,354

RETAIL  -  DRUG  STORES  -  0.4%
CVS  CORP.                                             82,700       3,106,419

RETAIL  -  FOOD  CHAINS  -  0.7%
SAFEWAY,  INC.  (*)                                   115,300       5,217,325

RETAIL  -  GENERAL  MERCHANDISE  -  0.4%
TARGET  CORP.                                          45,700       3,416,075

RETAIL  -  SPECIALTY  -  0.5%
STAPLES,  INC.  (*)                                   180,300       3,606,000

RETAIL  -  SPECIALTY  APPAREL  -  0.5%
GAP,  INC.                                             77,900       3,880,394

SERVICES  -  EMPLOYMENT  -  0.6%
ROBERT  HALF  INTERNATIONAL,  INC.  (*)                92,700       4,397,456

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
SERVICES  -  ADVERTISING  &  MARKETING  -  0.9%
OMNICOM  GROUP                                         74,000      $6,914,375

SERVICES  -  DATA  PROCESS  -  2.0%
FIRST  DATA  CORP.                                     70,500       3,119,625
FISERV,  INC.  (*)                                    112,600       4,187,312
PAYCHEX,  INC.                                        159,450       8,351,194
                                                                   15,658,131

TELECOMMUNICATIONS  -  CELLULAR  &  WIRELESS  -  0.4%
CELLNET  DATA  SYSTEM,  INC.  (*)                      33,093             331
VODAFONE  AIRTOUCH  PLC                                55,200       3,067,050
                                                                    3,067,381

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  1.6%
MCI  WORLDCOM,  INC.  (*)                             227,227      10,296,223
NEXTLINK  COMMUNICATIONS  (*)                          18,900       2,337,694
                                                                   12,633,917

TELEPHONE  -  1.0%
ALLTEL  CORP.                                          51,100       3,222,494
SBC  COMMUNICATIONS,  INC.                            110,440       4,638,480
                                                                    7,860,974

VENTURE  CAPITAL  -  1.6%
AGRAQUEST,  INC., SERIES B PREFERRED (*)(#)(+)        190,477         447,621
AGRAQUEST,  INC., SERIES C CONVERTIBLE PREFERRED (*)(#)(+)
                                                      117,647         276,470
ALL  MEDIA  SOLUTIONS,  INC.(*)(#)(+)                 479,652         155,887
ALLOS  THERAPEUTICS  (*)(#)(+)                        171,271       1,838,487
CALYPTE  BIOMED  (*)(#)(+)                            100,000         307,813
COMMUNITY  BANK  OF  THE  BAY  (*)(#)(+)                4,000         100,000
COMMUNITY  GROWTH  FUND  (#)                        1,366,671         462,017
ECO  TIMBER  INTERNATIONAL,  INC.(*)(#)(+)             12,468          99,993
ENERGIA GLOBAL, INC., SERIES A, CONVERTIBLE PREFERRED (*)(#)(+)
                                                       80,129         580,935
ENERGIA GLOBAL, INC., SERIES B, CONVERTIBLE PREFERRED (*)(#)(+)
                                                       33,571         243,390
ENVIROLUTIONS,  INC.  (*)(#)(+)                           814          26,185
EVERGREEN  SOLAR,  SERIES  B  (*)(#)(+)               100,000         250,000
EVERGREEN  SOLAR,  SERIES  C  (*)(#)(+)                76,972         192,430
EVERGREEN  SOLAR,  SERIES  D  (*)(#)(+)                80,000         200,000
EVERGREEN  SOLAR  (WARRANTS)(*)(#)(+)                  30,789          15,394
FIRST REPUBLIC PREFERRED CAPITAL CORP (*) (#) (+)       2,000       1,860,000
FOUNTAINHEAD TECHNOLOGIES, INC., PREFERRED (*)(#)(+)    3,295               0
FRANS  HEALTH  HELPINGS  (*)(#)(+)                    505,051         200,000
KNOWASTE  LLC  (*)(#)(+)                                  814          81,400
LEXMARK  INTERNATIONAL  GROUP, INC. (*)(#)(+)          21,900       2,315,925
LIVING  TECHNOLOGIES,  INC.  (*)(#)(+)                 25,000         100,000
NEIGHBORHOOD  BANCORP  (*)(#)(+)                       10,000         100,000
PARADIGM  BIOSCIENCES  (*)(#)(+)                      125,000         302,500
PARADIGM,  INC.  (*)(#)(+)                            113,636         274,999
PHARMADIGM,  INC.  (WARRANTS)  (*)(#)(+)                7,955               0
PRO  FUND  INTERNATIONAL  (*)(#)(+)                     7,501           7,501
PRO  FUND  INTERNATIONAL,  PREFERRED (*)(#)(+)        742,499         742,499
TAKE  THE  LEAD  (*)(#)(+)                             23,630               0
ULTRAFEM,  INC.  (*)(#)(+)                             25,000               0

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
VENTURE  CAPITAL  -  CONT'D
VCAMPUS  CORP.(*)(#)(+)                                25,080        $269,610
WATER  MANAGEMENT SERVICES., SERIES A, PREFERRED (*)(#)(+)
                                                      129,032         200,038
WILD PLANET TOYS, INC., SERIES B, PREFERRED (*)(#)(+) 476,190         666,666
WILD PLANET TOYS, INC., SERIES E, PREFERRED (*)(#)(+) 129,089         180,725
WIND HARVEST CO., INC., SERIES A, PREFERRED (*)(#)(+)   8,696          50,000
                                                                   12,548,485

               TOTAL EQUITY SECURITIES (COST $374,682,423)        486,465,554

                    TOTAL INVESTMENTS (COST $685,257,858) 99.8%   784,056,524
                    OTHER ASSETS AND LIABILITIES, NET - 0.2%        1,839,617
                    NET  ASSETS  -  100%                          785,896,141


                                     UNDERLYING     UNREALIZED
                # OF EXPIRATION FACE AMOUNT APPRECIATION INITIAL FUTURES CONTRACTS DATE AT VALUE (DEPRECIATION) MARGIN
PURCHASED:
10 YEAR U.S. TREASURY
                    53         6/00   $5,261,906        $265,444      $40,500

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BOND  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000

                                                   PRINCIPAL
CORPORATE  BONDS  -  85.4%                             AMOUNT           VALUE
ABBEY NATIONAL CAPITAL TRUST I, 8.963%, 12/29/49   $2,200,000      $2,239,910
ACE  CAPITAL  TRUST  II,  9.70%,  4/1/30            1,500,000       1,511,985
AGL  CAPITAL  TRUST,  8.17%,  6/1/37                1,000,000         884,730
ATLANTIC MUTUAL INSURANCE CO., 8.15%, 2/15/28       1,600,000       1,184,288
BANK  OF  OKLAHOMA  NA,  7.125%,  8/15/07           1,000,000         926,960
BCI  US  FUNDING  TRUST I, 8.01%, 12/29/49          2,000,000       1,820,568
BELLSOUTH SAVINGS & EMPLOYEE ESOP, 9.125%, 7/1/03     113,928         118,341
BLYTH  INDS,  INC.,  7.90%,  10/1/09                1,000,000         957,920
BOMBARDIER  CAPITAL,  LTD., 8.29%, 6/15/30          1,000,000       1,027,280
CLECO  CORP.,  6.52%,  5/15/09                      1,000,000         923,370
COLUMBIA  UNIVERSITY,  6.83%,  12/15/20             3,000,000       2,839,863
COMPUTER ASSOCIATES INTERNATIONAL, INC., 6.375%, 4/15/05
                                                    3,250,000       3,042,813
CONSECO,  INC.:
     6.80%,  6/15/05                                3,250,000       2,940,665
     9.00%,  10/15/06                               1,000,000         981,800
COX  ENTERPRISES,  INC.,  8.00%,  2/15/07           1,500,000       1,505,085
CREDIT-BASED ASSET SERVICING AND SECURITIES, LTD., 8.20%, 6/15/30
                                                      500,000         466,600
CRESCENT REAL ESTATE EQUITIES LP, 7.50%, 9/15/07      500,000         410,210
FIRST  DATA  CORP,  6.375%,  12/15/07               2,000,000       1,878,160
GREENPOINT  CAPITAL  TRUST  I,  9.10%,  6/1/27        300,000         275,475
GREENPOINT  CREDIT,  LLC,  7.59%, 11/15/28          1,500,000       1,501,395
GOLDEN  STATE  HOLDINGS  ESCROW  CORP:
     7.00%,  8/1/03                                 2,000,000       1,843,240
     7.125%,  8/1/05                                1,500,000       1,342,170
HSB CAPITAL SECURITIES, SERIES B, 6.95%, 7/15/27    2,000,000       1,824,700
INTERPOOL  CAPITAL  TRUST,  9.875%,  2/15/27          750,000         573,607
LG  &  E  CAPITAL  CORP:
     5.75%,  11/1/01                                1,500,000       1,460,550
     6.205%,  5/1/04                                1,500,000       1,407,840
LIMESTONE  ELECTRON TRUST, 8.625%, 3/15/03          1,000,000       1,004,760
LUMBERMENS MUTUAL CASUALTY CO., 8.30%, 12/1/37      1,500,000       1,328,925
NATIONAL  RURAL  UTILITIES,  6.20%, 2/1/08          1,500,000       1,396,350
NCB  AFFORDABLE  HOUSING  /  MARKET  RATE  COOPERATIVE  FIRST  MORTGAGE
     CERTIFICATES SERIES 1993-3 B, 5.86%, 7/1/12 (*)  777,731         769,798
NORDBANKEN  AB,  8.95%,  11/29/49                   1,750,000       1,769,535
RIGGS  CAPITAL  TRUST,  8.625%,  12/31/26           1,250,000       1,114,038
ROYAL BANK OF SCOTLAND GROUP PLC, 9.118%, 3/31/49   3,500,000       3,602,567
RUSSELL  FRANK  CO.,  5.625%,  1/15/09              1,500,000       1,323,405
SAXON ASSET SECURITIES TRUST, 8.305%, 3/25/30       2,000,000       2,028,000
SKANDINAVISKA  ENSKILDA  BANKEN:
     8.125%,  9/06/49                               2,000,000       1,923,026
     6.50%,  12/29/49                               1,000,000         942,679
SWEDBANK FORENINGS SPARBANK SVENGE AB, 9.00%, 3/17/99
                                                    2,500,000       2,512,165
TYCO  INTERNATIONAL  GROUP  SA,  6.375%,  6/15/05   2,000,000       1,884,920
UNION  BANK  NORWAY,  7.35%,  12/31/49              1,000,000         966,000
XEROX  CAPITAL  TRUST  I,  8.00%,  2/1/27           4,000,000       3,662,000

     TOTAL  CORPORATE  BONDS  (COST  $63,163,652)                  62,117,693

U.S.  GOVERNMENT  AGENCIES                          PRINCIPAL
AND  INSTRUMENTALITIES  -  3.8%                        AMOUNT           VALUE
FEDERAL HOME LOAN MORTGAGE CORP., 7.12%, 6/25/28   $2,750,000      $2,734,133

     TOTAL  U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
     (COST  $2,851,505)


CERTIFICATES  OF  DEPOSIT  -  0.1%
SOUTH  SHORE  BANK,  6.30%,  2/8/01                   100,000         100,000

     TOTAL  CERTIFICATES  OF  DEPOSIT  (+)(^)  (COST  $100,000)


REPURCHASE  AGREEMENTS  -  5.8%
STATE  STREET  BANK,  6.00%,  DATED  3/31/00,  DUE  4/3/00
     (COLLATERAL:  $4,336,268  FHLMC  DISCOUNT,  6.43204%,  8/1/00)
                                                    4,200,000       4,200,000

          TOTAL  REPURCHASE  AGREEMENTS  (COST  $4,200,000)


HIGH  SOCIAL  IMPACT  INVESTMENTS  -  0.6%
D.C.  HABITAT  FOR  HUMANITY,  4.50%,  2/17/01        150,000         141,928
NORTHEAST  ENTREPRENEUR  FUND,  4.50%,  6/30/03       100,000          98,297
ST.  VINCENT  DE  PAUL SOCIETY, 4.50%, 7/29/01        200,000         195,666

     TOTAL HIGH SOCIAL IMPACT INVESTMENTS (+)(#) (COST  $450,000)     435,891


EQUITY  SECURITIES  -  1.3%     SHARES
FIRST REPUBLIC PREFERRED CAPITAL CORP., SERIES A, PREFERRED
                                                          500         465,000
HIGHWOODS  PROPERTIES,  INC.,  SERIES A, PREFERRED        600         409,314
NORTHERN  BORDERS  PARTNERS,  LP  (#)                   3,500          94,938

     TOTAL  EQUITY  SECURITIES  (COST  $1,179,122)                    969,252


               TOTAL  INVESTMENTS  (COST  $71,944,279)  97.0%      70,556,969
               OTHER  ASSETS  AND  LIABILITIES,  NET  -  3.0%       2,201,637
               NET  ASSETS  -  100%                               $72,758,606


               UNDERLYING     UNREALIZED
              #  OF    EXPIRATION   FACE AMOUNT      APPRECIATION     INITIAL
FUTURES     CONTRACTS        DATE     AT  VALUE     (DEPRECIATION)     MARGIN
PURCHASED:
10 YEAR U.S. TREASURY
                   16        6/00    $1,569,250           $21,638     $19,200

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

EQUITY  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000


EQUITY  SECURITIES  -  94.9%                           SHARES           VALUE
BANKS  -  MAJOR  REGIONAL  -  1.0%
SOUTHTRUST  CORP.                                     100,000      $2,543,750

BANKS  -  MONEY  CENTER  -  1.0%
BANK  OF  AMERICA  CORP.                               50,343       2,639,861

COMMUNICATIONS  EQUIPMENT  -  2.9%
SCIENTIFIC-ATLANTA,  INC.                             120,000       7,612,500

COMPUTERS  -  HARDWARE  -  5.4%
HEWLETT-PACKARD  CO.                                   50,000       6,628,125
SUN  MICROSYSTEMS,  INC.*                              80,000       7,496,250
                                                                   14,124,375

COMPUTERS  -  NETWORKING  -  4.1%
CISCO  SYSTEMS,  INC.*                                140,000      10,823,750

COMPUTERS  -  SOFTWARE  &  SERVICES  -  5.1%
ADOBE  SYSTEMS,  INC.                                  40,000       4,452,500
ORACLE  CORP.*                                        115,000       8,977,212
                                                                   13,429,712

ELECTRICAL  EQUIPMENT  -  4.2%
SOLECTRON  CORP.*                                     120,000       4,807,500
SYMBOL  TECHNOLOGIES,  INC.                            75,000       6,173,438
                                                                   10,980,938

ELECTRONICS  -  COMPONENT  DISTRIBUTION  -  5.1%
GRAINGER  (W.W.),  INC.                               100,000       5,425,000
INTEL  CORP.                                           60,000       7,916,250
                                                                   13,341,250

FINANCIAL  -  DIVERSIFIED  -  1.4%
FEDERAL  NATIONAL  MORTGAGE  ASSN.                     85,000       3,755,937

FOOTWEAR  -  0.0%
REEBOK  INTERNATIONAL  LTD.*                              600           5,550

HEALTHCARE  -  DRUGS  -  7.5%
MERCK  &  CO.,  INC.                                   90,000       5,591,250
MYLAN  LABORATORIES,  INC.                             80,000       2,200,000
PFIZER,  INC.                                         175,000       6,398,438
SCHERING-PLOUGH  CORP.                                150,000       5,512,500
                                                                   19,702,188

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  5.1%
BIOMET,  INC.                                         100,000      $3,637,500
DENTSPLY  INTERNATIONAL,  INC.                        180,000       5,107,500
STRYKER  CORP.                                         65,000       4,533,750
                                                                   13,278,750

HOUSEHOLD  PRODUCTS  NON-DURABLES  -  2.4%
COLGATE-PALMOLIVE  CO.                                110,000       6,201,250

HOUSEWARES  -  0.9%
NEWELL  RUBBERMAID,  INC.                             100,000       2,481,250

INSURANCE  -  MULTI-LINE  -  1.8%
AMERICAN  INTERNATIONAL  GROUP,  INC.                  43,750       4,790,625

INSURANCE  -  PROPERTY  &  CASUALTY  -  0.9%
PROGRESSIVE  CORP-OHIO                                 30,000       2,281,875

INSURANCE  -  LIFE  &  HEALTH  -  4.7%
AFLAC,  INC.                                          130,000       5,923,125
PROTECTIVE  LIFE  CORP.                               200,000       6,350,000
                                                                   12,273,125

LEISURE  TIME  PRODUCTS  -  2.6%
HARLEY-DAVIDSON,  INC.                                 85,000       6,746,875


MACHINERY  -  DIVERSIFIED  -  2.7%
DOVER  CORP.                                          150,000       7,181,250

MANUFACTURING  -  DIVERSIFIED  -  3.2%
TYCO  INTERNATIONAL  LTD.                             170,000       8,478,750

MANUFACTURING  -  SPECIALIZED  -  4.1%
CTS  CORP.                                            100,000       5,700,000
DIEBOLD,  INC.                                        100,000       2,750,000
ROPER  INDUSTRIES,  INC.                               68,800       2,334,900
                                                                   10,784,900

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.7%
PITNEY  BOWES,  INC.                                   40,000       1,787,500

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  3.6%
EOG  RESOURCES,  INC.                                 450,000       9,534,375

PERSONAL  CARE  -  1.4%
AVON  PRODUCTS,  INC.                                 130,000       3,778,125

PHOTOGRAPHY  &  IMAGING  -  1.9%
ZEBRA  TECHNOLOGIES  CORP.(*)                         100,000       5,000,000

RETAIL  -  BUILDING  SUPPLIES  -  2.7%
LOWE'S  COMPANIES,  INC.                              120,000       7,005,000

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
RETAIL  -  DISCOUNTERS  -  2.4%
FAMILY  DOLLAR  STORES,  INC.                         300,000      $6,243,750

RETAIL  -  GENERAL  MERCHANDISE  -  2.6%
TARGET  CORP.                                          90,000       6,727,500

RETAIL  -  SPECIALTY  -  1.6%
AUTOZONE,  INC.(*)                                    150,000       4,162,500

RETAIL  -  SPECIALTY  APPAREL  -  2.7%
GAP,  INC.                                            140,000       6,973,750

SERVICES  -  COMMERCIAL  &  CONSUMER  -  1.4%
BLOCK  H  &  R,  INC.                                  80,000       3,580,000

SERVICES  -  COMPUTER  SYSTEMS  -  4.0%
CIBER,  INC.(*)                                       204,000       4,182,000
ELECTRONIC  DATA  SYSTEMS  CORP.                      100,000       6,418,750
                                                                   10,600,750

SERVICES  -  FACILITY  -  1.9%
ABM  INDUSTRIES,  INC.                                220,000       5,170,000

TELEPHONE  -  1.9%
ALLTEL  CORP.                                          80,000       5,045,000

TEXTILES  -  APPAREL  -  0.0%
LIZ  CLAIBORNE,  INC.                                     500          22,906

          TOTAL EQUITY SECURITIES (COST $174,913,517)             249,089,617


                                                    PRINCIPAL
CERTIFICATES  OF  DEPOSIT  -  0.0%                     AMOUNT
SOUTH  SHORE  BANK,  6.30%,  2/08/01  (+) (^)        $100,000          99,564

          TOTAL CERTIFICATES OF DEPOSIT (COST $100,000)                99,564


VARIABLE  RATE  DEMAND  NOTES  -  1.5%
HEALTH MIDWEST VENTURES GROUP, 6.15%, 8/01/19       4,000,000       4,000,000

          TOTAL VARIABLE RATE DEMAND NOTES (COST $4,000,000)        4,000,000

                                                    PRINCIPAL
HIGH  SOCIAL  IMPACT  INVESTMENTS  -  0.5%             AMOUNT           VALUE
CHICAGO COMMUNITY LOAN FUND, 4.50%, 6/30/03 (+)(#)   $150,000        $147,446
COMMUNITY LOAN FUND OF SW PENNSYLVANIA, 4.50%, 4/15/01 (+)(#)
                                                      100,000          99,309
DELAWARE VALLEY REINVESTMENT FUND, 4.50%, 7/15/03 (+)(#)
                                                      250,000         244,582
ENTERPRISE CORP. OF DELTA, 4.50%, 7/29/01 (+)(#)      300,000         293,499
MIDWEST  MINNESOTA CDC, 4.50%, 9/30/01 (+)(#)         300,000         290,451
PRIMARY CARE DEVELOPMENT CORP., 4.50%, 2/17/01 (+)(#) 200,000         189,238

          TOTAL HIGH SOCIAL IMPACT INVESTMENTS (COST $1,300,000)    1,264,525


               TOTAL INVESTMENTS (COST $180,313,517) 96.9%        254,453,706
               OTHER ASSETS AND LIABILITIES, NET - 3.1%             8,026,844
               NET  ASSETS  -  100%                              $262,480,550




























SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MANAGED  INDEX  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000

EQUITY  SECURITIES  -  98.4%                           SHARES           VALUE
AIRLINES  -  0.4%
UAL  CORP.(*)                                           3,100        $185,612

AUTO  PARTS  &  EQUIPMENT  -  0.6%
GENUINE  PARTS  CO.                                     7,000         167,125
SNAP-ON,  INC.                                          4,700         123,081
                                                                      290,206

BANKS  -  MAJOR  REGIONAL  -  3.2%
BANK  ONE  CORP.                                        4,858         166,994
BB&T  CORP.                                             1,500          42,094
COMERICA,  INC.                                           500          20,938
FIFTH  THIRD  BANCORP                                   1,400          88,200
FIRSTAR  CORP.                                         11,100         254,606
FLEET  BOSTON  FINANCIAL  CORP.                         5,500         200,750
KEYCORP                                                 8,900         169,100
NATIONAL  CITY  CORP.                                   4,400          90,750
NORTHERN  TRUST  CORP.                                    700          47,294
STATE  STREET  CORP.                                    1,300         125,937
SUNTRUST  BANKS,  INC.                                    800          46,200
WELLS  FARGO  &  CO.                                    9,500         388,906
                                                                    1,641,769

BANKS  -  MONEY  CENTER  -  2.2%
BANK  OF  AMERICA  CORP.                                7,647         400,989
CHASE  MANHATTAN  CORP.                                 8,500         741,094
                                                                    1,142,083

BIOTECHNOLOGY  -  1.5%
AMGEN,  INC.(*)                                         8,400         515,550
BIOGEN,  INC.(*)                                        2,400         167,700
GENZYME  CORP.(*)                                       1,600          80,200
GENZYME  MOLECULAR  ONCOLOGY(*)                             1               8
                                                                      763,458

BROADCAST  -  TELEVISION,  RADIO,  CABLE  -  1.3%
ADELPHIA  COMMUNICATIONS(*)                               200           9,800
CABLEVISION  SYSTEMS  CORP.(*)                            200          12,150
CLEAR  CHANNEL  COMMUNICATIONS(*)                       1,400          96,688
COMCAST  CORP.                                         10,900         472,787
MEDIAONE  GROUP,  INC.(*)                                 400          32,400
UNITED  GLOBAL  COMMUNICATIONS,  INC.(*)                  300          22,519
                                                                      646,344

CHEMICALS  -  0.4%
PRAXAIR,  INC.                                          5,300         220,613

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
COMMUNICATIONS  EQUIPMENT  -  3.5%
CIENA  CORP.(*)                                           600         $75,675
COMVERSE  TECHNOLOGY,  INC.(*)                            500          94,500
LUCENT  TECHNOLOGIES,  INC.                            14,400         874,800
QUALCOMM,  INC.(*)                                      2,800         418,075
SCIENTIFIC-ATLANTA,  INC.                               2,800         177,625
TELLABS,  INC.(*)                                       2,700         170,058
                                                                    1,810,733

COMPUTERS  -  HARDWARE  -  6.8%
APPLE  COMPUTER,  INC.(*)                               2,200         298,788
COMPAQ  COMPUTER  CORP.                                 1,500          39,937
DELL  COMPUTER  CORP.(*)                                9,600         517,800
GATEWAY,  INC.(*)                                         700          37,100
HEWLETT-PACKARD  CO.                                    4,200         556,762
INTERNATIONAL  BUSINESS  MACHINES  CORP.                9,000       1,062,000
SUN  MICROSYSTEMS,  INC.(*)                            10,200         955,772
                                                                    3,468,159

COMPUTERS  -  NETWORKING  -  4.8%
3COM  CORP.(*)                                          1,300          72,313
CISCO  SYSTEMS,  INC.(*)                               30,400       2,350,300
NETWORK  APPLIANCE,  INC.(*)                              400          33,100
                                                                    2,455,713

COMPUTERS  -  PERIPHERALS  -  1.0%
EMC  CORP.(*)                                           4,200         525,000

COMPUTERS  -  SOFTWARE  &  SERVICES  -  9.0%
ADOBE  SYSTEMS,  INC.                                   2,800         311,675
AMERICA  ONLINE,  INC.(*)                              10,400         699,400
BMC  SOFTWARE,  INC.(*)                                 1,200          59,250
CITRIX  SYSTEMS,  INC.(*)                                 400          26,500
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.              1,600          94,700
COMPUWARE  CORP.(*)                                       700          14,744
INFOSPACE.COM,  INC.(*)                                   900         130,894
MICROSOFT  CORP.(*)                                    16,800       1,785,000
NOVELL,  INC.(*)                                        1,300          37,212
ORACLE  CORP.(*)                                       13,100       1,022,619
VERITAS  SOFTWARE  CORP.(*)                             1,650         216,150
YAHOO,  INC.(*)                                         1,400         239,925
                                                                    4,638,069

CONSUMER  FINANCE  -  1.2%
CAPITAL  ONE  FINANCIAL  CORP.                          1,900          91,081
COUNTRYWIDE  CREDIT  IND,  INC.                           500          13,625
HOUSEHOLD  INTERNATIONAL,  INC.                         6,600         246,263
MBNA  CORP.                                             5,200         132,600
THE  PMI  GROUP,  INC.                                  1,600          75,900
PROVIDIAN  FINANCIAL  CORP.                               700          60,637
                                                                      620,106

CONSUMER  JEWELERY,  NOVELTIES  AND  GIFTS  -  0.1%
LANCASTER  COLONY  CORP.                                  900          27,506

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
DISTRIBUTORS  -  FOOD  &  HEALTH  -  0.7%
CARDINAL  HEALTH,  INC.                                 1,131         $51,884
SUPERVALU,  INC.                                       16,100         304,894
                                                                      356,778

ELECTRIC  COMPANIES  -  1.8%
OGE  ENERGY  CORP.                                     23,300         447,069
PUGET  SOUND  ENERGY,  INC.                            22,300         494,781
                                                                      941,850

ELECTRICAL  EQUIPMENT  -  0.9%
AMERICAN  POWER  CONVERSION(*)                          4,600         197,225
BROCADE  COMMUNICATIONS  SYSTEM(*)                        200          35,863
SOLECTRON  CORP.(*)                                     5,200         208,325
                                                                      441,413

ELECTRONICS  -  SEMICONDUCTORS  -  7.6%
ADAPTEC,  INC.(*)                                       2,400          92,700
ALTERA  CORP.(*)                                        1,600         142,800
INTEL  CORP.                                           18,200       2,401,263
JDS  UNIPHASE  CORP.(*)                                 2,400         289,350
LINEAR  TECHNOLOGY  CORP.                               2,000         110,000
LSI  LOGIC  CORP.(*)                                    3,000         217,875
MAXIM  INTEGRATED  PRODUCTS(*)                          2,200         156,337
MICRON  TECHNOLOGY,  INC.(*)                            1,300         163,800
XILINX,  INC.(*)                                        3,700         306,406
                                                                    3,880,531

ENTERTAINMENT  -  2.1%
TIME  WARNER,  INC.                                    10,700       1,070,000

EQUIPMENT  -  SEMICONDUCTORS  -  2.6%
APPLIED  MATERIALS,  INC.(*)                            8,000         754,000
KLA-TENCOR  CORP.(*)                                    2,000         168,500
NOVELLUS  SYSTEMS,  INC.(*)                             4,500         252,563
TERADYNE,  INC.(*)                                      2,100         172,725
                                                                    1,347,788

FINANCIAL  -  DIVERSIFIED  -  3.1%
AMB  PROPERTY  CORP.                                    3,200          68,800
AMBAC  FINANCIAL  GROUP,  INC.                          2,000         100,750
BOSTON  PROPERTIES,  INC.                                 800          25,450
EQUITY  OFFICE  PROPERTIES  TRUST                      10,700         268,838
EQUITY  RESIDENTIAL  PROPERTIES  TRUST                    700          28,131
FEDERAL  HOME  LOAN  MORTGAGE  CORP.                    8,400         371,175
FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION               11,500         649,031
FINOVA  GROUP,  INC.                                      400           6,725
PROLOGIS  TRUST                                         3,700          71,225
                                                                    1,590,125

FOODS  -  2.9%
BESTFOODS                                               3,800         177,888
GENERAL  MILLS,  INC.                                   7,800         282,262
HEINZ  (H.J.)  CO.                                     10,500         366,188

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
FOODS  -  CONT'D
KELLOGG  CO.                                            4,500        $115,312
MCCORMICK  &  CO.                                       6,000         193,500
QUAKER  OATS  CO.                                       4,700         284,937
TOOTSIE  ROLL  INDUSTRY                                 1,751          55,157
                                                                    1,475,244

HEALTHCARE  -  DIVERSIFIED  -  1.4%
IVAX  CORP.(*)                                          1,500          40,875
JOHNSON  &  JOHNSON                                    10,000         700,625
                                                                      741,500

HEALTHCARE  -  DRUGS  -  4.6%
FOREST  LABORATORIES  -  CLASS  A(*)                      800          67,600
MERCK  &  CO.,  INC.                                   15,200         944,300
MYLAN  LABORATORIES                                       700          19,250
PFIZER,  INC.                                          25,300         925,031
SCHERING-PLOUGH  CORP.                                 11,000         404,250
          2,360,431

HEALTHCARE  -  MANAGED  CARE  -  0.4%
FOUNDATION  HEALTH  SYSTEMS(*)                          1,200           9,600
PACIFICARE  HEALTH  SYSTEMS(*)                          1,000          49,875
WELLPOINT  HEALTH  NETWORKS(*)                          2,100         146,738
                                                                      206,213

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  0.9%
BIOMET,  INC.                                           3,000         109,125
DENTSPLY  INTERNATIONAL,  INC.                          1,700          48,237
GUIDANT  CORP.(*)                                       1,000          58,813
MEDTRONIC,  INC.                                        3,200         164,600
SYBRON  INTERNATIONAL  CORP.(*)                         2,800          81,200
VISX,  INC.(*)                                            200           3,650
                                                                      465,625

HOMEBUILDING  -  0.2%
ROUSE  CO.                                              4,600          97,175

HOUSEHOLD  FURNITURE  &  APPLIANCES  -  0.3%
LEGGETT  &  PLATT,  INC.                                6,500         139,750
MAYTAG  CORP.                                             300           9,938
                                                                      149,688

HOUSEHOLD  PRODUCTS  NON-DURABLES  -  1.0%
COLGATE-PALMOLIVE  CO.                                  9,200         518,650

INSURANCE  -  MULTI-LINE  -  2.3%
AMERICAN  INTERNATIONAL  GROUP                          8,883         972,688
CIGNA  CORP.                                            2,900         219,675
                                                                    1,192,363

INSURANCE  -  PROPERTY  &  CASUALTY  -  0.3%
CINCINNATI  FINANCIAL  CORP.                            1,000          37,625
FREMONT  GENERAL  CORP.                                 1,200           7,125

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
INSURANCE  -  PROPERTY  &  CASUALTY  -  CONT'D
MBIA,  INC.                                             1,000         $52,063
MGIC  INVESTMENT  CORP.                                 1,500          65,437
                                                                      162,250

INSURANCE  -  LIFE  &  HEALTH  -  1.5%
AFLAC,  INC.                                            3,400         154,912
AMERICAN  GENERAL  CORP.                                5,800         325,525
JEFFERSON-PILOT  CORP.                                  1,900         126,469
LINCOLN  NATIONAL  CORP.                                4,300         144,050
                                                                      750,956

INSURANCE  BROKERS  -  1.0%
AON  CORP.                                              1,800          58,050
MARSH  &  MCLENNAN  CO.'S                               4,100         452,281
                                                                      510,331

INVESTMENT  BANKING/BROKERS  -  1.5%
A.G.  EDWARDS,  INC.                                    3,600         144,000
CHARLES  SCHWAB  CORP.                                  5,300         301,106
E*TRADE  GROUP,  INC.(*)                                  500          15,063
GOLDMAN  SACHS  GROUP,  INC.                            3,100         325,887
                                                                      786,056

INVESTMENT  MANAGEMENT  -  0.2%
FRANKLIN  RESOURCES,  INC.                              2,400          80,250

LEISURE  TIME  PRODUCTS  -  0.2%
HARLEY-DAVIDSON,  INC.                                  1,500         119,062

MACHINERY  -  DIVERSIFIED  -  0.3%
DOVER  CORP.                                            1,700          81,387
TECUMSEH  PRODUCTS  CO.                                 2,100          92,400
                                                                      173,787

MANUFACTURING  -  DIVERSIFIED  -  1.4%
DANAHER  CORP.                                          2,800         142,800
ILLINOIS  TOOL  WORKS                                   6,270         346,429
NATIONAL  SERVICE  INDUSTRIES,  INC.                    3,100          65,294
PARKER  HANNIFIN  CORP.                                 3,900         161,119
                                                                      715,642

MANUFACTURING  -  SPECIALIZED  -  0.5%
AVERY  DENNISON  CORP.                                  4,300         262,569

NATURAL  GAS  -  1.6%
COLUMBIA  ENERGY  GROUP                                 4,000         237,000
EL  PASO  ENERGY  CORP.                                 4,000         161,500
KEYSPAN  CORP.                                          4,600         127,075
KINDER  MORGAN,  INC.                                   4,200         144,900
MCN  ENERGY  GROUP,  INC.                               5,800         145,000
                                                                      815,475

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
OFFICE  EQUIPMENT  &  SUPPLIES  -  0.1%
PITNEY  BOWES,  INC.                                      700         $31,281

OIL  &  GAS  -  DRILLING  &  EQUIPMENT  -  1.0%
COOPER  CAMERON  CORP.(*)                               3,500         234,063
SMITH  INTERNATIONAL,  INC.(*)                          3,900         302,250
                                                                      536,313

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  1.7%
ANADARKO  PETROLEUM  CORP.                              7,500         290,156
EOG  RESOURCES,  INC.                                  11,600         245,775
UNION  PACIFIC  RESOURCES  GROUP                       22,700         329,150
                                                                      865,081

PERSONAL  CARE  -  0.8%
ALBERTO-CULVER  CO.                                       700          16,669
ESTEE  LAUDER  CO.'S,  INC.                             1,600          80,100
GILLETTE  COMPANY                                       8,300         312,806
                                                                      409,575

PUBLISHING  -  0.3%
MCGRAW-HILL  COMPANIES,  INC.                           3,300         150,150

PUBLISHING  -  NEWSPAPERS  -  0.6%
CENTRAL  NEWSPAPERS,  INC.                                800          26,900
NEW  YORK  TIMES  CO.                                   4,500         193,219
TIMES  MIRROR  CO.                                      1,100         102,231
                                                                      322,350

RAILROADS  -  0.6%
KANSAS  CITY  SOUTHERN  INDUSTRIES                      2,400         206,250
NORFOLK  SOUTHERN  CORP.                                5,500          79,063
                                                                      285,313

RESTAURANTS  -  0.4%
DARDEN  RESTAURANTS,  INC.                             12,500         222,656

RETAIL  -  BUILDING  SUPPLIES  -  1.8%
HOME  DEPOT,  INC.                                     12,300         793,350
LOWE'S  CO.'S                                           2,300         134,263
                                                                      927,613

RETAIL  -  COMPUTERS  &  ELECTRONICS  -  0.0%
BEST  BUY  CO.,  INC.(*)                                  100           8,600

RETAIL  -  DEPARTMENT  STORES  -  1.0%
FEDERATED  DEPARTMENT  STORES(*)                        4,000         167,000
MAY  DEPARTMENT  STORES  CO.                           12,150         346,275
                                                                      513,275

RETAIL  -  DISCOUNTERS  -  0.4%
CVS  CORP.                                                800          30,050
ROSS  STORES,  INC.                                     1,900          45,719

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE
RETAIL  -  DISCOUNTERS  -  CONT'D
WALGREEN  CO.                                           5,100        $131,325
                                                                      207,094

RETAIL  -  FOOD  CHAINS  -  0.1%
SAFEWAY,  INC.(*)                                       1,300          58,825

RETAIL  -  GENERAL  MERCHANDISE  -  1.1%
BJ'S  WHOLESALE  CLUB,  INC.(*)                         1,000          38,625
COSTCO  WHOLESALE  CORP.(*)                             4,200         220,763
TARGET  CORP.                                           3,800         284,050
                                                                      543,438

RETAIL  -  HOME  SHOPPING  -  0.1%
AMAZON.COM,  INC.(*)                                      400          26,800

RETAIL  -  SPECIALTY  -  0.1%
TIFFANY  &  CO.                                           900          75,262

RETAIL  -  SPECIALTY  APPAREL  -  0.4%
GAP,  INC.                                              3,725         185,552

SERVICES  -  EMPLOYMENT  -  0.2%
MANPOWER,  INC.                                         3,000         106,500

SERVICES  -  ADVERTISING  &  MARKETING  -  0.7%
CATALINA  MARKETING  CORP.(*)                             200          20,250
CMGI,  INC.(*)                                          1,200         135,975
DOUBLECLICK,  INC.(*)                                     400          37,450
OMNICOM  GROUP                                          1,900         177,531
                                                                      371,206

SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.5%
DUN  &  BRADSTREET  CORP.                               2,000          57,250
H&R  BLOCK,  INC.                                       2,200          98,450
VIAD  CORP.                                             3,600          82,350
                                                                      238,050

SERVICES  -  COMPUTER  SYSTEMS  -  0.7%
COMDISCO,  INC.                                         1,900          83,838
ELECTRONIC  DATA  SYSTEMS                               4,300         276,006
                                                                      359,844

SERVICES  -  DATA  PROCESS  -  1.1%
AUTOMATIC  DATA  PROCESSING                             1,700          82,025
FIRST  DATA  CORP.                                      4,600         203,550
FISERV,  INC.(*)                                          600          22,312
PAYCHEX,  INC.                                          5,400         282,825
                                                                      590,712

SPECIALTY  PRINTING  -  0.3%
R.R.  DONNELLEY  &  SONS  CO.                           6,600         138,187
VALASSIS  COMMUNICATIONS,  INC.(*)                      1,200          39,975
                                                                      178,162

EQUITY  SECURITIES  -  CONT'D                          SHARES           VALUE

TELECOMMUNICATIONS  -  CELLULAR  &  WIRELESS  -  0.8%
NEXTEL  COMMUNICATIONS,  INC.(*)                        2,700        $400,275

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  1.8%
LEVEL  3  COMMUNICATIONS,  INC.(*)                        500          52,875
MCI  WORLDCOM,  INC.(*)                                16,950         768,047
NTL,  INC.(*)                                           1,250         116,016
                                                                      936,938

TELEPHONE  -  3.7%
BELLSOUTH  CORP.                                       14,700         690,900
SBC  COMMUNICATIONS,  INC.                             20,738         870,996
US  WEST,  INC.                                         4,600         334,075
                                                                    1,895,971

TEXTILES  -  APPAREL  -  0.3%
JONES  APPAREL  GROUP,  INC.(*)                         2,800          89,250
LIZ  CLAIBORNE,  INC.                                   1,200          54,975
                                                                      144,225

TRUCKS  &  PARTS  -  0.4%
CUMMINS  ENGINE                                           700          26,294
PACCAR,  INC.                                           3,200         160,000
                                                                      186,294

WATER  UTILITIES  -  0.1%
AMERICAN  WATER  WORKS,  INC.                                2,700     64,125


               TOTAL INVESTMENTS (COST $38,816,102) - 98.4%        50,488,603
               OTHER ASSETS AND LIABILITIES, NET - 1.6%               814,854
               NET  ASSETS  -  100%                               $51,303,457

(+)  THIS  SECURITY  WAS  VALUED  BY  THE  BOARD  OF  TRUSTEES.  SEE  NOTE  A.
() COLSON SERVICES CORPORATION IS THE COLLECTION, AND TRANSFER AGENT FOR CERTAIN OF THE FUND'S U.S. GOVERNMENT GUARANTEED VARIABLE RATE LOANS. EACH DEPOSITORY RECEIPT PERTAINS TO A SET, GROUPED BY INTEREST RATE, OF THESE LOANS. (*) NON-INCOME PRODUCING.
( ) REPRESENTS RATES IN EFFECT AT MARCH 31, 2000, AFTER REGULARLY SCHEDULED ADJUSTMENTS ON SUCH DATE. INTEREST RATES ADJUST MONTHLY AND OR QUARTERLY, GENERALLY AT THE BEGINNING OF THE MONTH OR CALENDAR QUARTER, OR SEMIANNUALLY BASED ON PRIME PLUS CONTRACTED ADJUSTMENTS. AS OF MARCH 31, 2000, THE PRIME RATE WAS 9.00%.
(#) RESTRICTED SECURITIES REPRESENTS, 3.1% OF NET ASSETS FOR BALANCED, 0.7% FOR BOND, AND 0.5% FOR EQUITY.
(^) THESE CERTIFICATES OF DEPOSIT ARE FULLY INSURED BY AGENCIES OF THE FEDERAL GOVERNMENT.
(A)  SEE  NOTE  B.
(B)  THIS  SECURITY  IS  IN  DEFAULT.


EXPLANATION  OF  GUARANTEES:          ABBREVIATIONS:
BPA:  BOND  PURCHASE AGREEMENT          AMBAC: AMERICAN MUNICIPAL BOND ASSURANCE
CORP.
GA:  GUARANTEE  AGREEMENT          COPS:  CERTIFICATES  OF  PARTICIPATION
INSUR:  INSURANCE               FGIC:  FINANCIAL  GUARANTY  INSURANCE  COMPANY
LOC:  LETTER  OF  CREDIT               MFH:  MULTI-FAMILY  HOUSING
TOA:  TENDER  OPTION  AGREEMENT          VRDN:  VARIABLE  RATE  DEMAND  NOTES


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
MARCH  31,  2000

                                      MONEY
                                      MARKET         BALANCED            BOND
ASSETS                              PORTFOLIO       PORTFOLIO       PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -
  SEE  ACCOMPANYING  PORTFOLIOS  $207,066,174    $784,056,524     $70,556,969
CASH                                  254,694          32,000         291,781
RECEIVABLE  FOR  SECURITIES  SOLD           -       9,734,245       7,942,388
RECEIVABLE  FOR  SHARES  SOLD       2,661,010         322,106       1,052,121
INTEREST  &  DIVIDENDS RECEIVABLE   1,836,058       5,608,688       1,076,776
OTHER  ASSETS                          13,959         471,212          19,200
     TOTAL  ASSETS                211,831,895     800,224,775      80,939,235


LIABILITIES
PAYABLE  TO  BANK                           -         254,507               -
PAYABLE  FOR  SECURITIES  PURCHASED         -      12,415,979       8,035,988
PAYABLE  FOR  SHARES  REDEEMED      1,174,078         634,125          31,370
PAYABLE TO CALVERT ASSET MANAGEMENT, INC.
                                      103,033         430,736          51,708
PAYABLE TO CALVERT ADMINISTRATIVE SERVICES CO.
                                       35,371         181,319          18,483
PAYABLE  TO  CALVERT  SHAREHOLDERS  SERVICES,  INC.
                                       19,034          20,075           2,929
PAYABLE TO CALVERT DISTRIBUTORS, INC.       -         170,400          15,245
ACCRUED EXPENSES  AND OTHER LIABILITIES
                                      104,153         221,493          24,906
     TOTAL  LIABILITIES             1,435,669      14,328,634       8,180,629
          NET  ASSETS             210,396,226     785,896,141      72,758,606


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  BENEFICIAL
     INTEREST,  UNLIMITED  NUMBER  OF  NO  PAR  VALUE  SHARES  AUTHORIZED:
          MONEY  MARKET  PORTFOLIO:
210,487,132 SHARES OUTSTANDING   $210,443,799
          BALANCED  PORTFOLIO:
         CLASS A: 22,573,065 SHARES OUTSTANDING  $610,632,238
         CLASS  B:  382,668  SHARES  OUTSTANDING   12,659,799
         CLASS  C:  457,174  SHARES  OUTSTANDING   14,174,879
         CLASS  I:  457,643  SHARES  OUTSTANDING   15,498,048
          BOND  PORTFOLIO:
               CLASS  A:  4,317,132  SHARES  OUTSTANDING          $69,967,414
               CLASS  B: 190,760 SHARES OUTSTANDING                 3,086,274
               CLASS  C: 111,535 SHARES OUTSTANDING                 1,812,038
               CLASS  I:  64,267 SHARES OUTSTANDING                 1,000,000
UNDISTRIBUTED NET INVESTMENT INCOME     7,675       1,460,631           5,154
ACCUMULATED  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                      (55,248)     32,407,487     (1,746,601)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
     ON  INVESTMENTS  AND  ASSETS  AND  LIABILITIES
     IN  FOREIGN  CURRENCIES                -      99,063,059     (1,365,673)
          NET  ASSETS            $210,396,226    $785,896,141     $72,758,606








SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NET  ASSET  VALUE  PER  SHARE
MONEY  MARKET  PORTFOLIO                $1.00
BALANCED  PORTFOLIO:
     CLASS A: (BASED ON NET ASSETS OF $743,455,302)    $32.94
     CLASS B: (BASED ON NET ASSETS OF $12,529,397)     $32.74
     CLASS C: (BASED ON NET ASSETS OF $14,839,608)     $32.46
     CLASS I: (BASED ON NET ASSETS OF $15,071,834)     $32.93
BOND  PORTFOLIO:
     CLASS  A:  (BASED  ON  NET ASSETS OF $67,076,729)                 $15.54
     CLASS  B:  (BASED  ON  NET  ASSETS OF $2,956,106)                 $15.50
     CLASS  C:  (BASED  ON  NET  ASSETS OF $1,725,794)                 $15.47
     CLASS  I:  (BASED  ON  NET  ASSETS  OF  $999,977)                 $15.56























SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
MARCH  31,  2000

                                                                     MANAGED
                                                    EQUITY            INDEX
ASSETS                                             PORTFOLIO        PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIOS
                                                $254,453,706      $50,488,603
CASH                                               7,782,546          905,728
RECEIVABLE  FOR  SECURITIES  SOLD                  3,613,341           52,529
RECEIVABLE  FOR  SHARES  SOLD                        402,051           93,253
INTEREST  &  DIVIDENDS  RECEIVABLE                   165,803           34,153
OTHER  ASSETS                                         32,511           27,309
     TOTAL  ASSETS                               266,449,958       51,601,575

LIABILITIES
PAYABLE  FOR  SECURITIES  PURCHASED                3,496,711          213,963
PAYABLE  FOR  SHARES  REDEEMED                       134,162           13,700
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT,  INC.       160,633           37,464
PAYABLE TO CALVERT ADMINISTRATIVE SERVICES COMPANY    43,021            3,459
PAYABLE  TO  CALVERT  SHAREHOLDERS SERVICES, INC.     13,339            1,461
PAYABLE  TO  CALVERT  DISTRIBUTORS,  INC.             66,912           13,461
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES            54,630           14,610
     TOTAL  LIABILITIES                            3,969,408          298,118
               NET  ASSETS                      $262,480,550      $51,303,457

NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  BENEFICIAL
     INTEREST,  UNLIMITED  NUMBER  OF  NO  PAR  VALUE  SHARES  AUTHORIZED:
          EQUITY  PORTFOLIO
       CLASS A: 6,883,039 SHARES OUTSTANDING    $145,809,044
            CLASS B: 450,497 SHARES OUTSTANDING   12,220,911
            CLASS C: 542,457 SHARES OUTSTANDING   12,728,801
            CLASS I: 85,235 SHARES OUTSTANDING     2,440,450
          MANAGED  INDEX  PORTFOLIO
               CLASS  A:  937,750  SHARES  OUTSTANDING            $15,336,091
               CLASS  B: 286,336 SHARES OUTSTANDING                 4,632,989
               CLASS  C: 205,489 SHARES OUTSTANDING                 3,467,761
               CLASS  I:  1,109,528  SHARES  OUTSTANDING           16,670,039
UNDISTRIBUTED  NET INVESTMENT INCOME (LOSS)         (336,390)        (26,214)
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                                  15,477,545        (449,710)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
                                                  74,140,189       11,672,501
               NET  ASSETS                      $262,480,550      $51,303,457

NET  ASSET  VALUE  PER  SHARE
EQUITY  PORTFOLIO:
     CLASS A (BASED ON NET ASSETS OF $228,545,948)    $33.20
     CLASS  B (BASED ON NET ASSETS OF $14,619,820)    $32.45
     CLASS  C (BASED ON NET ASSETS OF $16,480,509)    $30.38
     CLASS  I (BASED ON NET ASSETS OF $2,834,273)     $33.25
MANAGED  INDEX  PORTFOLIO:
     CLASS  A  (BASED  ON  NET  ASSETS OF $18,979,542)                 $20.24
     CLASS  B  (BASED  ON  NET  ASSETS  OF $5,681,605)                 $19.84
     CLASS  C  (BASED  ON  NET  ASSETS  OF $4,089,857)                 $19.90
     CLASS  I  (BASED  ON  NET  ASSETS OF $22,552,453)                 $20.33

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  MARCH  31,  2000

                                      MONEY
                                      MARKET        BALANCED          BOND
NET  INVESTMENT  INCOME             PORTFOLIO       PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME              $6,114,558     $11,837,450      $2,651,531
     DIVIDEND  INCOME                       -       1,788,851          56,535
         TOTAL INVESTMENT INCOME    6,114,558      13,626,301       2,708,066

EXPENSES:
     INVESTMENT  ADVISORY  FEE        312,564       1,595,148         124,653
   TRANSFER AGENCY FEES AND EXPENSES  228,872         557,222          95,814
     ADMINISTRATIVE  FEES             208,376       1,067,271          79,453
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                          -         870,901          66,538
          CLASS  B                          -          56,606          14,509
          CLASS  C                          -          70,686           8,924
     TRUSTEES' FEES AND EXPENSES       28,444          53,897          10,046
     CUSTODIAN  FEES                   17,070          63,906          12,565
     REGISTRATION  FEES                12,486          31,044          13,558
     REPORTS  TO  SHAREHOLDERS         47,393         113,341          12,404
     PROFESSIONAL  FEES                12,006          39,613           5,554
     MISCELLANEOUS                     14,898         108,324           3,583
               TOTAL  EXPENSES        882,109       4,627,959         447,601
               REIMBURSEMENT  FROM  ADVISOR:
                    CLASS  I                -               -           (355)
               FEES  PAID INDIRECTLY  (17,164)        (61,460)       (12,565)
                    NET  EXPENSES     864,945       4,566,499         434,681

             NET INVESTMENT INCOME  5,249,613       9,059,802       2,273,385

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                       (7,155)     35,482,278       (288,118)
     FOREIGN  CURRENCY  TRANSACTIONS        -         (16,514)              -
     FUTURES                                -               -        (37,868)
                                       (7,155)     35,465,764       (325,986)

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     SECURITIES                             -      30,817,378         151,865
     ASSETS  AND  LIABILITIES  DENOMINATED
          IN  FOREIGN  CURRENCIES           -          (2,097)              -
                                            -      30,815,281         151,865
               NET  REALIZED  AND  UNREALIZED
          GAIN (LOSS) ON INVESTMENTS   (7,155)     66,281,045       (174,121)

     INCREASE  (DECREASE)  IN  NET  ASSETS
     RESULTING  FROM  OPERATIONS   $5,242,458     $75,340,847      $2,099,264

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  MARCH  31,  2000

                                                     EQUITY     MANAGED INDEX
NET  INVESTMENT  INCOME                             PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME                                $188,656               -
     DIVIDEND  INCOME                                 858,127         245,939
          TOTAL  INVESTMENT  INCOME                 1,046,783         245,939

EXPENSES:
     INVESTMENT  ADVISORY  FEE                        552,085         132,396
     TRANSFER  AGENCY  FEES  AND  EXPENSES            280,864          35,111
     ADMINISTRATIVE  FEES                             226,083          27,973
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                                    224,232          19,458
          CLASS  B                                     53,934          23,692
          CLASS  C                                     64,978          16,610
     TRUSTEES'  FEES  AND  EXPENSES                    29,402           7,093
     CUSTODIAN  FEES                                   11,257          18,050
     REGISTRATION  FEES                                27,848          16,051
     REPORTS  TO  SHAREHOLDERS                         39,110           3,128
     PROFESSIONAL  FEES                                12,758           4,250
     MISCELLANEOUS                                     10,654           1,884
               TOTAL  EXPENSES                      1,533,205         305,696
               REIMBURSEMENT  FROM  ADVISOR:
                    CLASS  A                                -        (14,225)
                    CLASS  I                           (3,208)        (9,488)
               FEES  PAID  INDIRECTLY                (146,824)       (14,534)
                    NET  EXPENSES                   1,383,173         267,449

              NET INVESTMENT INCOME (LOSS)           (336,390)       (21,510)

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                        18,571,152          83,877
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                                   41,296,145       8,149,527

                    NET  REALIZED  AND  UNREALIZED
                    GAIN (LOSS) ON INVESTMENTS     59,867,297       8,233,404

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING FROM OPERATIONS     $59,530,907      $8,211,894


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 SIX  MONTHS
                                                     ENDED      YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
INCREASE  (DECREASE)  IN  NET  ASSETS                 2000           1999
OPERATIONS:
     NET  INVESTMENT  INCOME                       $5,249,613      $8,325,906
     NET  REALIZED  GAIN  (LOSS)                       (7,155)       (40,476)

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS               5,242,458       8,285,430

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME                       (5,242,974)    (8,337,453)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                                 169,703,289     210,031,383
     REINVESTMENT  OF  DISTRIBUTIONS                4,526,914       7,715,268
     SHARES  REDEEMED                            (157,774,195)  (196,454,418)
          TOTAL CAPITAL SHARE TRANSACTIONS         16,456,008      21,292,233

     TOTAL INCREASE (DECREASE) IN NET ASSETS       16,455,492      21,240,210

NET  ASSETS
BEGINNING  OF  PERIOD                             193,940,734     172,700,524
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF $7,675 AND $1,036, RESPECTIVELY)     $210,396,226    $193,940,734

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                      169,703,289     210,031,383
REINVESTMENT  OF  DISTRIBUTIONS                     4,526,914       7,715,268
SHARES  REDEEMED                                 (157,774,195)  (196,454,418)
     TOTAL  CAPITAL  SHARE  ACTIVITY               16,456,008      21,292,233


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 SIX  MONTHS
                                                    ENDED       YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
INCREASE  (DECREASE)  IN  NET  ASSETS                2000           1999
OPERATIONS:
     NET  INVESTMENT  INCOME                       $9,059,802     $15,298,571
     NET  REALIZED  GAIN  (LOSS)                   35,465,764      45,309,467
     CHANGE  IN  NET  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                   30,815,281      18,694,553

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS              75,340,847      79,302,591

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME:
          CLASS  A  SHARES                         (8,629,270)   (14,415,933)
          CLASS  B  SHARES                            (81,079)       (73,369)
          CLASS  C  SHARES                            (99,132)      (132,117)
          CLASS  I  SHARES                           (201,577)      (172,938)
     NET  REALIZED  GAIN:
          CLASS  A  SHARES                        (44,500,009)   (69,564,483)
          CLASS  B  SHARES                           (707,628)      (412,084)
          CLASS  C  SHARES                           (867,033)    (1,218,576)
          CLASS  I  SHARES                           (856,443)             -
               TOTAL  DISTRIBUTIONS               (55,942,171)   (85,989,500)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                         25,539,746      91,353,892
          CLASS  B  SHARES                          2,846,279       7,831,875
          CLASS  C  SHARES                          1,783,443       3,839,839
          CLASS  I  SHARES                            793,064      14,958,479
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                         49,440,257      77,715,083
          CLASS  B  SHARES                            674,526         442,318
          CLASS  C  SHARES                            922,345       1,313,120
          CLASS  I  SHARES                          1,058,126         172,938
     SHARES  REDEEMED:
          CLASS  A  SHARES                        (58,586,162)  (128,868,511)
          CLASS  B  SHARES                         (1,158,171)      (637,645)
          CLASS  C  SHARES                         (1,872,742)    (2,823,028)
          CLASS  I  SHARES                           (612,683)      (871,876)
               TOTAL CAPITAL SHARE TRANSACTIONS    20,828,028      64,426,484

     TOTAL INCREASE (DECREASE) IN NET ASSETS       40,226,704      57,739,575

NET  ASSETS
BEGINNING  OF  PERIOD                             745,669,437     687,929,862
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF $1,460,631 AND $1,411,887, RESPECTIVELY)
                                                 $785,896,141    $745,669,437

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

BALANCED  PORTFOLIO  (CONT'D)
                                                 SIX  MONTHS
                                                     ENDED      YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
CAPITAL  SHARE  ACTIVITY                               2000           1999
SHARES  SOLD:
     CLASS  A  SHARES                                 789,410       2,754,181
     CLASS  B  SHARES                                  87,520         237,115
     CLASS  C  SHARES                                  55,944         117,332
     CLASS  I  SHARES                                  24,735         439,482
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                               1,550,802       2,401,960
     CLASS  B  SHARES                                  21,295          13,727
     CLASS  C  SHARES                                  29,372          41,161
     CLASS  I  SHARES                                  33,183           5,340
SHARES  REDEEMED:
     CLASS  A  SHARES                              (1,815,703)    (3,875,939)
     CLASS  B  SHARES                                 (36,135)       (19,294)
     CLASS  C  SHARES                                 (58,615)       (86,273)
     CLASS  I  SHARES                                 (19,121)       (25,976)
          TOTAL  CAPITAL  SHARE  ACTIVITY             662,687       2,002,816

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BOND  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 SIX  MONTHS
                                                     ENDED     YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
INCREASE  (DECREASE)  IN  NET  ASSETS                 2000         1999
OPERATIONS:
     NET  INVESTMENT  INCOME                       $2,273,385      $4,000,958
     NET  REALIZED  GAIN  (LOSS)                     (325,986)    (1,206,656)
   CHANGE IN NET UNREALIZED APPRECIATION OR (DEPRECIATION)
                                                      151,865     (2,006,821)

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS               2,099,264         787,481

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME:
          CLASS  A  SHARES                         (2,168,347)    (3,857,771)
          CLASS  B  SHARES                            (77,710)       (82,794)
          CLASS  C  SHARES                            (47,537)       (56,844)
     NET  REALIZED  GAIN:
          CLASS  A  SHARES                            (31,269)    (2,196,195)
          CLASS  B  SHARES                             (1,372)       (46,303)
          CLASS  C  SHARES                               (907)       (21,407)
               TOTAL  DISTRIBUTIONS                (2,327,142)    (6,261,314)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                          5,773,224      18,457,885
          CLASS  B  SHARES                            636,935       2,587,501
          CLASS  C  SHARES                            432,921       1,707,478
          CLASS  I  SHARES                          1,000,000              --
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                          1,777,547       4,916,147
          CLASS  B  SHARES                             63,911         106,520
          CLASS  C  SHARES                             45,070          73,545
     SHARES  REDEEMED:
          CLASS  A  SHARES                         (7,205,304)   (16,966,539)
          CLASS  B  SHARES                           (509,958)      (353,418)
          CLASS  C  SHARES                           (523,953)      (321,828)
               TOTAL CAPITAL SHARE TRANSACTIONS     1,490,393      10,207,291

     TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS   1,262,515       4,733,458


NET  ASSETS
BEGINNING  OF  PERIOD                              71,496,091      66,762,633
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
    INCOME OF $5,154 AND $ 25,363, RESPECTIVELY)  $72,758,606     $71,496,091

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BOND  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

BOND  PORTFOLIO  (CONT'D)
                                                 SIX  MONTHS
                                                     ENDED     YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
CAPITAL  SHARE  ACTIVITY                              2000         1999
SHARES  SOLD:
     CLASS  A  SHARES                                 373,177       1,150,952
     CLASS  B  SHARES                                  41,278         160,849
     CLASS  C  SHARES                                  28,046         106,537
     CLASS  I  SHARES                                  64,267               -
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                                 115,193         307,125
     CLASS  B  SHARES                                   4,154           6,698
     CLASS  C  SHARES                                   2,932           4,630
SHARES  REDEEMED:
     CLASS  A  SHARES                                (466,486)    (1,060,295)
     CLASS  B  SHARES                                 (33,168)       (22,132)
     CLASS  C  SHARES                                 (34,142)       (20,165)
          TOTAL  CAPITAL  SHARE  ACTIVITY              95,251         634,199























SEE  NOTES  TO  FINANCIAL  STATEMENTS.

EQUITY  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                  SIX  MONTHS
                                                     ENDED       YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
INCREASE  (DECREASE)  IN  NET  ASSETS                 2000           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                ($336,390)     ($618,147)
     NET  REALIZED  GAIN  (LOSS)                   18,571,152      13,652,242
     CHANGE  IN  NET  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                   41,296,145      30,148,335

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS              59,530,907      43,182,430

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  REALIZED  GAIN:
          CLASS  A  SHARES                        (11,666,015)       (83,481)
          CLASS  B  SHARES                           (628,710)        (1,579)
          CLASS  C  SHARES                           (832,634)        (4,329)
          CLASS  I  SHARES                           (146,750)              -
               TOTAL  DISTRIBUTIONS               (13,274,109)       (89,389)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                         31,489,405      31,878,104
          CLASS  B  SHARES                          4,494,436       6,514,656
          CLASS  C  SHARES                          4,142,601       4,358,040
          CLASS  I  SHARES                          2,293,700
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                         10,635,181          81,223
          CLASS  B  SHARES                            502,661           1,161
          CLASS  C  SHARES                            751,124           4,064
          CLASS  I  SHARES                            146,750               -
     SHARES  REDEEMED:
          CLASS  A  SHARES                        (21,195,546)   (34,955,133)
          CLASS  B  SHARES                           (709,027)      (512,194)
          CLASS  C  SHARES                         (1,494,528)    (1,630,469)
          CLASS  I  SHARES                                  -               -
               TOTAL CAPITAL SHARE TRANSACTIONS    31,056,757       5,739,452

     TOTAL INCREASE (DECREASE) IN NET ASSETS       77,313,555      48,832,493

NET  ASSETS
BEGINNING  OF  PERIOD                             185,166,995     136,334,502
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     (LOSS) OF ($336,390) AND $0, RESPECTIVELY)  $262,480,550    $185,166,995








SEE  NOTES  TO  FINANCIAL  STATEMENTS.

EQUITY  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

EQUITY  PORTFOLIO  (CONT'D)
                                                 SIX  MONTHS
                                                     ENDED      YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
CAPITAL  SHARE  ACTIVITY                              2000          1999
SHARES  SOLD:
     CLASS  A  SHARES                               1,066,443       1,170,174
     CLASS  B  SHARES                                 155,114         238,209
     CLASS  C  SHARES                                 152,089         169,101
     CLASS  I  SHARES                                  80,143               -
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                                 369,149           3,247
     CLASS  B  SHARES                                  17,806              47
     CLASS  C  SHARES                                  28,430             174
     CLASS  I  SHARES                                   5,092               -
SHARES  REDEEMED:
     CLASS  A  SHARES                                (712,629)    (1,333,181)
     CLASS  B SHARES                                  (24,580)       (18,546)
     CLASS  C  SHARES                                 (54,614)       (67,591)
     CLASS  I  SHARES                                       -               -
          TOTAL  CAPITAL  SHARE  ACTIVITY            1,082,443        161,634






















SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MANAGED  INDEX  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 SIX  MONTHS
                                                     ENDED     YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
INCREASE  (DECREASE)  IN  NET  ASSETS                 2000          1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                 ($21,510)        $85,019
     NET  REALIZED  GAIN  (LOSS)                       83,877       (429,247)
     CHANGE  IN  NET  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                    8,149,527       5,589,849

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS               8,211,894       5,245,621

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
 NET  INVESTMENT  INCOME:
     CLASS  A  SHARES                                 (11,951)       (20,045)
     CLASS  I  SHARES                                 (50,070)       (49,962)
          TOTAL  DISTRIBUTIONS                        (62,021)       (70,007)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                          4,898,167       8,471,192
          CLASS  B  SHARES                          1,240,988       3,161,704
          CLASS  C  SHARES                          1,202,562       2,218,849
          CLASS  I  SHARES                             56,056          36,679
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                             11,418          18,852
          CLASS  I  SHARES                             50,069          49,962
     SHARES  REDEEMED:
          CLASS  A  SHARES                         (1,072,612)    (1,802,845)
          CLASS  B  SHARES                           (504,111)      (325,223)
          CLASS  C  SHARES                           (160,766)      (219,616)
          CLASS  I  SHARES                             (7,979)       (14,552)
               TOTAL CAPITAL SHARE TRANSACTIONS     5,713,792      11,595,002

     TOTAL INCREASE (DECREASE) IN NET ASSETS       13,863,665      16,770,616

NET  ASSETS
BEGINNING  OF  PERIOD                              37,439,792      20,669,176
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME (LOSS) OF ($26,214) AND $57,317, RESPECTIVELY)
                                                   51,303,457     $37,439,792









SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MANAGED  INDEX  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

MANAGED  INDEX  PORTFOLIO  (CONT'D)
                                                  SIX  MONTHS
                                                     ENDED      YEAR  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
CAPITAL  SHARE  ACTIVITY                              2000          1999
SHARES  SOLD:
     CLASS  A  SHARES                                 265,862         510,134
     CLASS  B  SHARES                                  68,664         192,698
     CLASS  C  SHARES                                  66,687         131,088
     CLASS  I  SHARES                                   2,967           2,095
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                                     608           1,166
     CLASS  I  SHARES                                   2,659           3,084
SHARES  REDEEMED:
     CLASS  A  SHARES                                 (57,111)      (107,827)
     CLASS  B  SHARES                                 (28,222)       (19,076)
     CLASS  C  SHARES                                  (8,796)       (12,853)
     CLASS  I  SHARES                                    (428)          (856)
          TOTAL  CAPITAL  SHARE  ACTIVITY             312,890         699,653
































SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT SOCIAL INVESTMENT FUND (THE "FUND") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND OPERATES AS A SERIES FUND WITH FIVE SEPARATE PORTFOLIOS: MONEY MARKET, BALANCED, BOND, EQUITY AND MANAGED INDEX. MONEY MARKET, BALANCED, EQUITY AND MANAGED INDEX ARE REGISTERED AS DIVERSIFIED PORTFOLIOS AND BOND AS A NON-DIVERSIFIED PORTFOLIO. MONEY MARKET SHARES ARE SOLD WITHOUT SALES CHARGE. BALANCED, BOND, EQUITY AND MANAGED INDEX HAVE CLASS A, CLASS B, CLASS C AND CLASS I SHARES. CLASS A SHARES ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 4.75% (3.75% FOR BOND). CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE AT THE TIME OF REDEMPTION, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES. CLASS C SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE ON SHARES SOLD WITHIN ONE YEAR OF PURCHASE. CLASS B AND CLASS C SHARES HAVE HIGHER LEVEL OF EXPENSES THAN CLASS A SHARES. EFFECTIVE NOVEMBER 1, 1999 AND MARCH 31, 2000, EQUITY AND BOND PORTFOLIOS, RESPECTIVELY BEGAN TO OFFER CLASS I SHARES. CLASS I SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. CLASS I SHARES HAVE NO FRONT-END OR DEFERRED SALES CHARGE. EACH CLASS HAS DIFFERENT: (A) DIVIDEND RATES, DUE TO DISTRIBUTION PLAN EXPENSES AND OTHER CLASS-SPECIFIC EXPENSES, (B) EXCHANGE PRIVILEGES AND (C) CLASS-SPECIFIC VOTING RIGHTS.
SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. ALL SECURITIES HELD BY MONEY MARKET ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET. THE FUND MAY INVEST IN SECURITIES WHOSE RESALE IS SUBJECT TO RESTRICTIONS. RESTRICTED SECURITIES AND OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. FURTHER, BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
THE FOLLOWING SECURITIES WERE VALUED BY THE BOARD OF TRUSTEES AS OF MARCH 31, 2000:
                                        TOTAL INVESTMENTS     % OF NET ASSETS
BALANCED                                      $23,192,904                3.0%
BOND                                              535,891                0.7%
EQUITY                                          1,264,525                0.5%

REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
OPTIONS: THE FUND MAY WRITE OR PURCHASE OPTION SECURITIES. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECURITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION IS ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR PURCHASING OPTION SECURITIES ARISE FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID.
FUTURES CONTRACTS: THE FUND MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE FUND MAINTAINS SECURITIES WITH
A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH
OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED
OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS
OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS. FOREIGN CURRENCY TRANSACTIONS: THE FUND'S ACCOUNTING RECORDS ARE MAINTAINED IN U.S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE TRANSLATED INTO U.S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED IN THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON SECURITIES.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY BY MONEY MARKET AND BOND, QUARTERLY BY BALANCED AND ANNUALLY BY EQUITY AND MANAGED INDEX. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.

ESTIMATES: THE PREPARATION OF THE FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNT OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTED PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES ARE PAID INDIRECTLY BY CREDITS EARNED ON EACH PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES MONTHLY FEES BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS:

MONEY  MARKET                        .30%
BOND                                 .35%
BALANCED:
     FIRST  $500  MILLION           .425%
     NEXT  $500  MILLION             .40%
     OVER  $1  BILLION              .375%
EQUITY                               .50%
MANAGED  INDEX                       .60%

THE ADVISOR CONTRACTUALLY REIMBURSED, BOND AND INDEX FOR EXPENSES OF $355 AND $23,713, RESPECTIVELY.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B, AND CLASS C SHARES, ALLOW THE PORTFOLIOS TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES OF MONEY MARKET ARE LIMITED TO .25% ANNUALLY OF AVERAGE DAILY NET ASSETS. THE EXPENSES PAID MAY NOT EXCEED .35%, 1.0%, AND 1.0% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B, AND CLASS C FOR BALANCED, BOND AND EQUITY, RESPECTIVELY. THE EXPENSES PAID MAY NOT EXCEED .25%, 1.0%, AND 1.0% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B, AND CLASS C FOR MANAGED INDEX. CLASS I FOR BALANCED, BOND, EQUITY, AND MANAGED INDEX DOES NOT HAVE DISTRIBUTION PLAN EXPENSES.
THE DISTRIBUTOR RECEIVED THE FOLLOWING FRONT-END SALES CHARGES (NET OF DEALER REALLOWANCES AND CONTINGENT DEFERRED SALES CHARGES): $127,066 FOR BALANCED, 21,402 FOR BOND, $77,743 FOR EQUITY, AND $9,075 FOR MANAGED INDEX. CALVERT SHAREHOLDER SERVICES, INC. (CSSI), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED FEES OF $113,966, $125,684,

$17,567, $74,691, AND $7,851 FOR THE PERIOD ENDED MARCH 31, 2000 FOR MONEY MARKET, BALANCED, BOND, EQUITY AND MANAGED INDEX, RESPECTIVELY. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. CALVERT ADMINISTRATIVE SERVICES COMPANY (CASC), AND AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES FOR THE FUND. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS:
MONEY  MARKET                        .20%
BALANCED  (CLASS  A,  B,  &  C)     .275%
BALANCED  (CLASS  I)                .125%
BOND  (CLASS  A,  B,  &  C)          .30%
BOND  (CLASS  I)                     .10%
EQUITY  (CLASS  A,  B,  &  C)        .20%
EQUITY  (CLASS  I)                   .10%
MANAGED  INDEX  (CLASS A, B, & C)    .15%
MANAGED  INDEX  (CLASS  I)           .10%
THE CALVERT SOCIAL INVESTMENT FOUNDATION ("CSI FOUNDATION") PROVIDES CERTAIN ADMINISTRATIVE SERVICES TO THE FUND. THESE SERVICES INCLUDE A DUE DILIGENCE REVIEW FOR EACH POTENTIAL ORGANIZATION WHICH IS BEING CONSIDERED FOR A HIGH SOCIAL IMPACT INVESTMENT ("HSI INVESTMENT"). THE SERVICES ALSO INCLUDE AN ANNUAL REVIEW THEREAFTER, INVESTMENT MONITORING, QUARTERLY REPORTING TO THE FUND BOARD, NOTIFICATION OF ANY EVENT OF INFORMATION THAT MAY AFFECT THE VALUE OF AN INVESTMENT, AND OTHER INCIDENTAL SERVICES. FOR PROVIDING SUCH SERVICES, THE CSI FOUNDATION RECEIVES AN ANNUAL FEE, PAID QUARTERLY OF 1.00% OF THE FUND'S AVERAGE DAILY NET ASSETS INVESTED IN HSI INVESTMENTS.

EACH TRUSTEE OF THE FUNDS WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $15,430 PLUS $600 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. ADDITIONAL FEES OF UP TO $10,000 ANNUALLY MAY BE PAID TO THE CHAIRPERSON OF SPECIAL COMMITTEES OF THE BOARD. TRUSTEE'S FEES ARE ALLOCATED TO EACH OF THE FUNDS IN THE SERIES SERVED.
FUSION CAPITAL (FORMERLY UMBONO), AN AFFILIATE OF BALANCED DUE TO A 25% OWNERSHIP OF THE VOTING SECURITIES, WAS PURCHASED AT A COST OF $5,488,708 FOR 19,872,196 SHARES.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:
                                                                      MANAGED
                          BALANCED          BOND         EQUITY         INDEX
PURCHASES:             763,514,986   298,128,508     70,372,139    13,925,025
SALES:                 785,521,921   301,309,647     56,473,446     8,736,615
MONEY  MARKET  HELD  ONLY  SHORT-TERM  INVESTMENTS.

THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES FOR EACH PORTFOLIO. THE FOLLOWING
TABLE  PRESENTS  THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS
OF
MARCH 31, 2000 AND THE NET REALIZED CAPITAL LOSS CARRYFORWARDS AS OF SEPTEMBER 30, 1999 WITH EXPIRATION DATES:
                         MONEY                                        MANAGED
                         MARKET    BALANCED     BOND      EQUITY        INDEX
UNREALIZED APPRECIATION    -    129,765,650  451,349   83,952,053  14,311,525
UNREALIZED DEPRECIATION    -   (30,701,540) (1,817,021) (9,811,864) (2,639,024)
NET APPRECIATION/(DEPRECIATION)
                           -    99,064,110  (1,365,673) 74,140,189  11,672,501
CAPITAL LOSS CARRYFORWARD
                       $6,959            -           -           -     492,447
EXPIRATION  DATES     2002-2004          -           -           -        2007

CAPITAL LOSSES MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
AS A CASH MANAGEMENT PRACTICE, PORTFOLIOS MAY SELL OR PURCHASE SHORT-TERM VARIABLE RATE DEMAND NOTES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. FOR THE PERIOD ENDED MARCH 31, 2000, THE FUND EFFECTED TRANSACTIONS WITH OTHER CALVERT PORTFOLIOS, WHICH RESULTED IN NET REALIZED GAINS (LOSSES) ON SALES OF
SECURITIES  OF  ($2,164)                      FOR BALANCED AND $17,018 FOR BOND.
THE PURCHASES AND SALES TRANSACTIONS, EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, WERE:
                                                     BALANCED            BOND
PURCHASES                                        $167,261,645      $9,207,010
SALES                                             155,358,770      15,591,415
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT MARCH 31, 2000.

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2000         1999            1998
NET  ASSET  VALUE,  BEGINNING           $1.00           $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             .025            .045            .049
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME            (.025)          (.045)         (.049)

NET  ASSET  VALUE,  ENDING              $1.00           $1.00           $1.00

TOTAL  RETURN*                           2.55%           4.54%          5.02%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             5.04% (A)       4.43%          4.92%
     TOTAL  EXPENSES                      .85% (A)        .90%           .94%
     EXPENSES  BEFORE  OFFSETS            .85% (A)        .89%           .89%
     NET  EXPENSES                        .83% (A)        .87%           .87%
NET ASSETS, ENDING (IN THOUSANDS)    $210,396        $193,941        $172,701


                                                YEARS  ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
                                     1997           1996           1995
NET  ASSET  VALUE,  BEGINNING            $1.00          $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .048           .048            .050
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.048)         (.048)         (.050)
NET  ASSET  VALUE,  ENDING               $1.00          $1.00           $1.00

TOTAL  RETURN*                            4.89%          4.88%          5.13%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              4.79%          4.77%          5.03%
     TOTAL  EXPENSES                      1.00%          1.10%          1.07%
     EXPENSES  BEFORE  OFFSETS             .89%           .89%           .89%
     NET  EXPENSES                         .87%           .87%           .87%
NET  ASSETS,  ENDING  (IN THOUSANDS)  $166,111       $166,516        $153,996

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS  A  SHARES                      2000          1999            1998
NET  ASSET  VALUE,  BEGINNING          $32.14          $32.45          $34.88
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .39             .68             .77
NET REALIZED AND UNREALIZED GAIN (LOSS)  2.85            3.03             .92
    TOTAL FROM INVESTMENT OPERATIONS     3.24            3.71            1.69
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.39)           (.66)          (.76)
     NET  REALIZED  GAIN                (2.05)          (3.36)         (3.36)
          TOTAL  DISTRIBUTIONS          (2.44)          (4.02)         (4.12)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .80            (.31)         (2.43)
NET  ASSET  VALUE,  ENDING              32.94          $32.14          $32.45

TOTAL  RETURN*                          10.36%          11.52%          5.50%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             2.39% (A)       2.05%          2.27%
     TOTAL  EXPENSES                     1.18% (A)       1.17%          1.13%
     EXPENSES  BEFORE  OFFSETS           1.18% (A)       1.17%          1.13%
     NET  EXPENSES                       1.17% (A)       1.15%          1.11%
PORTFOLIO  TURNOVER                       105%            175%           185%
NET ASSETS, ENDING (IN THOUSANDS)     743,455        $708,655        $673,907


                                                 YEARS  ENDED
                                SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
CLASS  A  SHARES                    1997              1996          1995
NET  ASSET  VALUE,  BEGINNING          $31.35           $32.81         $28.77
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .83              .78            .87
NET REALIZED AND UNREALIZED GAIN (LOSS)  5.61             2.28           4.25
     TOTAL FROM INVESTMENT OPERATIONS    6.44             3.06           5.12
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.81)            (.77)         (.87)
     NET  REALIZED  GAIN                (2.10)           (3.75)         (.21)
          TOTAL  DISTRIBUTIONS          (2.91)           (4.52)        (1.08)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         3.53            (1.46)          4.04
NET ASSET VALUE, ENDING                $34.88           $31.35         $32.81

TOTAL  RETURN*                          21.94%           10.27%        18.21%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             2.57%            2.58%         2.89%
     TOTAL  EXPENSES                     1.14%            1.29%         1.30%
     EXPENSES  BEFORE  OFFSETS           1.14%            1.28%         1.28%
     NET  EXPENSES                       1.12%            1.26%         1.26%
PORTFOLIO  TURNOVER                       215%             111%          114%
NET ASSETS, ENDING (IN THOUSANDS)    $675,306         $594,482       $560,981

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS  B  SHARES                      2000          1999           1998 #
NET  ASSET  VALUE,  BEGINNING          $31.97          $32.38          $34.37
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .24             .35            0.15
NET REALIZED AND UNREALIZED GAIN (LOSS)  2.80            2.94          (1.90)
      TOTAL FROM INVESTMENT OPERATIONS   3.04            3.29          (1.75)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.22)           (.34)         (0.24)
     NET  REALIZED  GAIN                (2.05)          (3.36)              -
          TOTAL  DISTRIBUTIONS          (2.27)          (3.70)         (0.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .77            (.41)         (1.99)
NET  ASSET  VALUE,  ENDING              32.74          $31.97          $32.38

TOTAL  RETURN*                           9.79%          10.15%        (5.10%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             1.37% (A)        .85%      1.22% (A)
     TOTAL  EXPENSES                     2.21% (A)       2.40%      3.59% (A)
     EXPENSES      BEFORE  OFFSETS       2.21% (A)       2.40%      2.43% (A)
     NET  EXPENSES                       2.20% (A)       2.38%      2.41% (A)
PORTFOLIO  TURNOVER                       105%            175%           185%
NET  ASSETS,  ENDING  (IN  THOUSANDS) $12,529          $9,910          $2,540

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                               MARCH 31,        SEPTEMBER 30,   SEPTEMBER 30,
CLASS  C  SHARES                 2000`              1999            1998
NET ASSET VALUE, BEGINNING        $31.70               $32.05          $34.52
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME         .23                  .36             .41
NET REALIZED AND UNREALIZED GAIN (LOSS)
                                    2.80                 2.98             .89
TOTAL FROM INVESTMENT OPERATIONS    3.03                 3.34            1.30
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME        (.22)                (.33)          (.41)
     NET  REALIZED  GAIN           (2.05)               (3.36)         (3.36)
          TOTAL  DISTRIBUTIONS     (2.27)               (3.69)         (3.77)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                     .76                 (.35)         (2.47)
NET  ASSET  VALUE,  ENDING        $32.46               $31.70          $32.05

TOTAL  RETURN*                      9.83%               10.43%          4.35%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME        1.41% (A)            1.04%          1.16%
     TOTAL  EXPENSES                2.17% (A)            2.19%          2.25%
     EXPENSES  BEFORE  OFFSETS      2.17% (A)            2.19%          2.25%
     NET  EXPENSES                  2.15% (A)            2.17%          2.23%
PORTFOLIO  TURNOVER                  105%                 175%           185%
NET ASSETS, ENDING (IN THOUSANDS)
                                 $14,840              $13,646         $11,483


                                               YEARS  ENDED
                           SEPTEMBER 30,        SEPTEMBER 30,   SEPTEMBER 30,
CLASS  C  SHARES               1997                1996             1995
NET ASSET VALUE, BEGINNING        $31.05               $32.60          $28.65
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME         .47                  .46             .54
NET REALIZED AND UNREALIZED GAIN (LOSS)
                                    5.54                 2.17            4.20
TOTAL FROM INVESTMENT OPERATIONS    6.01                 2.63            4.74
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME        (.44)                (.43)          (.58)
     NET  REALIZED  GAIN           (2.10)               (3.75)          (.21)
          TOTAL  DISTRIBUTIONS     (2.54)               (4.18)          (.79)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                    3.47                (1.55)           3.95
NET  ASSET  VALUE,  ENDING        $34.52               $31.05          $32.60

TOTAL  RETURN*                     20.56%                8.85%         16.85%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME        1.42%                1.34%          1.61%
     TOTAL  EXPENSES                2.29%                2.66%          2.93%
     EXPENSES   BEFORE OFFSETS      2.29%                2.52%          2.51%
     NET  EXPENSES                  2.27%                2.50%          2.50%
PORTFOLIO  TURNOVER                  215%                 111%           114%
NET ASSETS, ENDING (IN THOUSANDS)
                                  $8,898               $6,715          $4,065

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                       PERIODS  ENDED
                                                    MARCH 31,   SEPTEMBER 30,
CLASS  I  SHARES                                      2000         1999###
NET  ASSET  VALUE,  BEGINNING                          $32.13          $32.52
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                              .46             .52
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)        2.85           (.35)
          TOTAL  FROM  INVESTMENT  OPERATIONS            3.31             .17
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                             (.46)          (.56)
     NET  REALIZED  GAIN                                (2.05)              -
          TOTAL  DISTRIBUTIONS                          (2.51)          (.56)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE        .80           (.39)
NET  ASSET  VALUE,  ENDING                             $32.93          $32.13

TOTAL  RETURN*                                          10.60%           .52%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             2.82% (A)  2.54% (A)
     TOTAL  EXPENSES                                      .76% (A)   .74% (A)
     EXPENSES  BEFORE  OFFSETS                            .76% (A)   .74% (A)
     NET  EXPENSES                                        .74% (A)   .73% (A)
PORTFOLIO  TURNOVER                                       105%           175%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  15,072         $13,458

BOND  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS  A  SHARES                      2000         1999             1998
NET  ASSET  VALUE,  BEGINNING           15.59          $16.88          $16.64
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .50             .93             .95
NET REALIZED AND  UNREALIZED GAIN (LOSS) (.04)           (.74)            .41
   TOTAL FROM INVESTMENT OPERATIONS       .46             .19            1.36
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.50)           (.93)          (.96)
     NET  REALIZED  GAIN                 (.01)           (.55)          (.16)
          TOTAL  DISTRIBUTIONS          (0.51)          (1.48)         (1.12)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                        (0.05)          (1.29)            .24
NET  ASSET  VALUE,  ENDING             $15.54          $15.59          $16.88

TOTAL  RETURN*                           3.03%           1.18%          8.46%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             6.45% (A)       5.79%          5.69%
     TOTAL  EXPENSES                     1.18% (A)       1.13%          1.14%
     EXPENSES  BEFORE  OFFSETS           1.18% (A)       1.13%          1.14%
     NET  EXPENSES                       1.15% (A)       1.09%          1.07%
PORTFOLIO  TURNOVER                       453%            570%           620%
NET ASSETS, ENDING (IN THOUSANDS)     $67,077         $66,944         $65,807


                                                YEARS  ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  A  SHARES                     1997            1996          1995
NET  ASSET  VALUE,  BEGINNING           $16.06         $16.34          $15.49
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME               .96            .92             .96
     NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                           .58           (.29)            .91
TOTAL FROM INVESTMENT OPERATIONS          1.54            .63            1.87
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (.96)          (.91)          (.93)
     NET  REALIZED  GAIN                     -              -           (.06)
     TAX  RETURN  OF  CAPITAL                -              -           (.03)
          TOTAL  DISTRIBUTIONS            (.96)          (.91)         (1.02)
TOTAL INCREASE (DECREASE) IN  NET ASSET VALUE
                                           .58           (.28)            .85
NET  ASSET  VALUE,  ENDING              $16.64         $16.06          $16.34

TOTAL  RETURN*                            9.89%          3.96%         12.57%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              5.85%          5.60%          6.04%
     TOTAL  EXPENSES                      1.23%          1.29%          1.24%
     EXPENSES  BEFORE  OFFSETS            1.23%          1.29%          1.24%
     NET  EXPENSES                        1.19%          1.26%          1.22%
PORTFOLIO  TURNOVER                        319%            22%            29%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $59,656        $62,259         $62,929

BOND  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,    SEPTEMBER 30
CLASS  B  SHARES                       2000         1999             1998#
NET  ASSET  VALUE,  BEGINNING           $15.53         $16.84          $16.69
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME               .42            .74             .36
     NET  REALIZED  AND  UNREALIZED GAIN (LOSS)
                                          (.03)          (.79)            .19
TOTAL FROM INVESTMENT OPERATIONS           .39           (.05)            .55
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (.41)          (.71)          (.40)
     NET  REALIZED  GAIN                  (.01)          (.55)              -
          TOTAL  DISTRIBUTIONS           (0.42)         (1.26)          (.40)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         (0.03)         (1.31)            .15
NET  ASSET  VALUE,  ENDING              $15.50         $15.53          $16.84

TOTAL  RETURN*                            2.57%          (.29%)         3.36%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              5.46% (A)      4.43%      4.14% (A)
     TOTAL  EXPENSES                      2.21% (A)      2.72%      8.08% (A)
     EXPENSES      BEFORE  OFFSETS        2.21% (A)      2.56%      2.55% (A)
     NET  EXPENSES                        2.17% (A)      2.50%      2.50% (A)
PORTFOLIO  TURNOVER                        453%           570%           620%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $2,956         $2,773            $557



                                               PERIODS  ENDED
                                    MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
CLASS  C  SHARES                      2000         1999              1998^^
NET  ASSET  VALUE,  BEGINNING          $15.51          $16.84          $16.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .42             .74             .21
     NET  REALIZED  AND  UNREALIZED GAIN (LOSS)
                                         (.04)           (.80)            .08
TOTAL FROM INVESTMENT OPERATIONS          .38            (.06)            .29
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.41)           (.72)          (.26)
     NET  REALIZED  GAIN                 (.01)           (.55)
          TOTAL  DISTRIBUTIONS           (.42)          (1.27)
TOTAL  INCREASE (DECREASE) IN NET ASSET VALUE
                                        (0.04)          (1.33)            .03
NET  ASSET  VALUE,  ENDING             $15.47          $15.51          $16.84

TOTAL  RETURN*                           2.48%           (.40%)         1.75%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             5.27% (A)        4.41%     4.06% (A)
     TOTAL  EXPENSES                     2.36% (A)        2.85%     7.09% (A)
     EXPENSES  BEFORE  OFFSETS           2.36% (A)        2.55%     2.74% (A)
     NET  EXPENSES                       2.33% (A)        2.50%     2.50% (A)
PORTFOLIO  TURNOVER                       453%             570%          620%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $1,725           $1,779           $399

BOND  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                                PERIOD  ENDED
                                                                    MARCH 31,
CLASS  I  SHARES                                                     2000####
NET  ASSET  VALUE,  BEGINNING                                          $15.56
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                              .00
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)                         .00
          TOTAL  FROM  INVESTMENT  OPERATIONS                             .00
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                              .00
          TOTAL  DISTRIBUTIONS                                            .00
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE                       0.00
NET  ASSET  VALUE,  ENDING                                             $15.56

TOTAL  RETURN*                                                           .00%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                       (.60%) (A)
     TOTAL  EXPENSES                                               13.63% (A)
     EXPENSES  BEFORE  OFFSETS                                       .64% (A)
     NET  EXPENSES                                                   .60% (A)
PORTFOLIO  TURNOVER                                                      453%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                                  $1,000

EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  A  SHARES                       2000          1999           1998
NET  ASSET  VALUE,  BEGINNING           $27.06         $20.36          $27.77
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.03)          (.07)          (.04)
NET REALIZED AND UNREALIZED GAIN (LOSS)   8.00           6.78          (4.01)
TOTAL FROM INVESTMENT OPERATIONS          7.97           6.71          (4.05)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -              -               -
     NET  REALIZED  GAIN                 (1.83)          (.01)         (3.36)
          TOTAL  DISTRIBUTIONS           (1.83)          (.01)         (3.36)
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                          6.14           6.70          (7.41)
NET  ASSET  VALUE,  ENDING              $33.20         $27.06          $20.36

TOTAL  RETURN*                           30.49%         32.98%       (15.70%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              (.22%) (A)     (.28%)        (.14%)
     TOTAL  EXPENSES                      1.29% (A)      1.22%          1.16%
     EXPENSES  BEFORE  OFFSETS            1.29% (A)      1.22%          1.16%
     NET  EXPENSES                        1.16% (A)      1.10%          1.07%
PORTFOLIO  TURNOVER                         27%            51%           110%
NET ASSETS, ENDING (IN THOUSANDS)     $228,546       $166,716        $128,683




                                               YEARS  ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  A  SHARES                      1997         1996            1995
NET  ASSET  VALUE,  BEGINNING           $22.54         $21.12          $20.13
INCOME  FROM  INVESTMENT  OPERATIONS
     NET INVESTMENT INCOME                   -            .03             .06
NET REALIZED AND UNREALIZED GAIN (LOSS)   6.73           3.26            2.22
TOTAL FROM INVESTMENT OPERATIONS          6.73           3.29            2.28
DISTRIBUTIONS  FROM
     NET  INVESTMENT INCOME               (.01)          (.06)          (.04)
               NET REALIZED GAIN         (1.49)         (1.81)         (1.25)
          TOTAL  DISTRIBUTIONS           (1.50)         (1.87)         (1.29)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         $5.23           1.42            .99
NET  ASSET  VALUE,  ENDING              $27.77         $22.54         $21.12

TOTAL  RETURN*                           31.34%         16.62%        12.43%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME               .03%           .15%          .32%
     TOTAL  EXPENSES                      1.21%          1.29%         1.38%
     EXPENSES  BEFORE  OFFSETS            1.21%          1.29%         1.38%
     NET  EXPENSES                        1.20%          1.27%         1.36%
     PORTFOLIO  TURNOVER                    93%           118%           35%
NET ASSETS, ENDING (IN THOUSANDS)     $147,002       $101,344        $90,951

EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS
                                                PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  B  SHARES                       2000         1999            1998 #
NET  ASSET  VALUE,  BEGINNING           $26.60         $20.26          $26.01
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.13)          (.15)          (.09)
NET REALIZED AND UNREALIZED GAIN (LOSS)   7.81           6.50          (5.66)
TOTAL FROM INVESTMENT OPERATIONS          7.68           6.35          (5.75)
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                 (1.83)          (.01)             --
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          5.85           6.34          (5.75)
NET  ASSET  VALUE,  ENDING              $32.45         $26.60          $20.26

TOTAL  RETURN*                           29.91%         31.37%       (22.11%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             (1.09%) (A)    (1.41%)   (1.55%) (A)
     TOTAL  EXPENSES                      2.27% (A)      2.43%      4.12% (A)
     EXPENSES      BEFORE  OFFSETS        2.27% (A)      2.43%      3.19% (A)
     NET  EXPENSES                        2.05% (A)      2.21%      2.56% (A)
PORTFOLIO  TURNOVER                         27%            51%           110%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $14,620         $8,038          $1,670

EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                              PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  C  SHARES                       2000         1999            1998
NET  ASSET  VALUE,  BEGINNING           $25.00         $19.00          $26.37
INCOME  FROM  INVESTMENT  OPERATIONS.
     NET  INVESTMENT  INCOME  (LOSS)      (.13)          (.11)          (.16)
NET REALIZED AND UNREALIZED GAIN (LOSS)   7.34           6.12          (3.85)
TOTAL FROM INVESTMENT OPERATIONS          7.21           6.01          (4.01)
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                 (1.83)          (.01)         (3.36)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          5.38           6.00          (7.37)
NET  ASSET  VALUE,  ENDING              $30.38         $25.00          $19.00

TOTAL  RETURN*                           29.94%         31.66%       (16.47%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME (LOSS)      (1.05%) (A)    (1.21%)       (1.17%)
     TOTAL  EXPENSES                      2.20% (A)      2.22%          2.21%
     EXPENSES  BEFORE  OFFSETS            2.20% (A)      2.22%          2.21%
     NET  EXPENSES                        2.00% (A)      2.01%          2.09%
PORTFOLIO  TURNOVER                         27%            51%           110%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $16,481        $10,413          $5,981



                                                YEARS  ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  C  SHARES                      1997           1996           1995
NET  ASSET  VALUE,  BEGINNING           $21.71         $20.66          $19.98
INCOME  FROM  INVESTMENT  OPERATIONS.
     NET  INVESTMENT  INCOME              (.05)          (.16)          (.03)
NET REALIZED AND UNREALIZED GAIN (LOSS)   6.21           3.04            2.05
TOTAL FROM INVESTMENT OPERATIONS          6.16           2.88            2.02
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (.01)          (.02)          (.09)
     NET  REALIZED  GAIN                 (1.49)         (1.81)         (1.25)
          TOTAL  DISTRIBUTIONS           (1.50)         (1.83)         (1.34)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          4.66           1.05             .68
NET  ASSET  VALUE,  ENDING              $26.37         $21.71          $20.66

TOTAL  RETURN*                           29.84%         14.85%         11.16%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)     (1.08%)        (1.42%)        (.84%)
     TOTAL  EXPENSES                      2.31%          2.86%          3.58%
     EXPENSES  BEFORE  OFFSETS            2.31%          2.86%          2.51%
     NET  EXPENSES                        2.30%          2.85%          2.50%
PORTFOLIO  TURNOVER                         93%           118%            35%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $6,249         $2,996          $1,802

EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                                PERIOD  ENDED
                                                                    MARCH 31,
CLASS  I  SHARES                                                    2000#####
NET  ASSET  VALUE,  BEGINNING                                          $28.64
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                            (.07)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)                        6.51
          TOTAL  FROM  INVESTMENT  OPERATIONS                            6.44
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                                               (1.83)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE                       4.61
NET  ASSET  VALUE,  ENDING                                             $33.25

TOTAL  RETURN*                                                         22.24%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                         .23% (A)
     TOTAL  EXPENSES                                                1.15% (A)
     EXPENSES  BEFORE  OFFSETS                                       .84% (A)
     NET  EXPENSES                                                   .80% (A)
PORTFOLIO  TURNOVER                                                       27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                                   2,834

MANAGED  INDEX  PORTFOLIO
FINANCIAL  HIGHLIGHTS


                                               PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  A  SHARES                       2000          1999         1998  ##
NET  ASSET  VALUE,  BEGINNING           $16.83         $13.54          $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.01)           .03             .02
NET  REALIZED AND UNREALIZED GAIN (LOSS)  3.43           3.31          (1.48)
TOTAL FROM INVESTMENT OPERATIONS          3.42           3.34          (1.46)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (.01)          (.05)             --
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                          3.41           3.29          (1.46)
NET  ASSET  VALUE,  ENDING              $20.24         $16.83          $13.54
TOTAL  RETURN*                           20.35%         24.68%        (9.73%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              (.14%) (A)      .14%       .42% (A)
     TOTAL  EXPENSES                      1.37% (A)      1.59%      1.86% (A)
     EXPENSES  BEFORE  OFFSETS            1.32% (A)      1.31%      1.01% (A)
     NET  EXPENSES                        1.25% (A)      1.25%       .95% (A)
PORTFOLIO  TURNOVER                         20%            56%            27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $18,980        $12,257          $4,401



                                               PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  B  SHARES                       2000         1999           1998  ##
NET  ASSET  VALUE,  BEGINNING           $16.58         $13.48          $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.08)          (.11)          (.03)
NET REALIZED AND UNREALIZED GAIN (LOSS)   3.34           3.21          (1.49)
TOTAL FROM INVESTMENT OPERATIONS          3.26           3.10          (1.52)
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                          3.26           3.10          (1.52)
NET  ASSET  VALUE,  ENDING              $19.84         $16.58          $13.48

TOTAL  RETURN*                           19.66%         23.00%       (10.13%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             (1.23%) (A)    (1.11%)    (.98%) (A)
     TOTAL  EXPENSES                      2.41% (A)      2.67%      5.61% (A)
     EXPENSES      BEFORE  OFFSETS        2.41% (A)      2.56%      2.56% (A)
     NET  EXPENSES                        2.34% (A)      2.50%      2.50% (A)
PORTFOLIO  TURNOVER                         20%            56%            27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $5,682         $4,078            $975

MANAGED  INDEX  PORTFOLIO
FINANCIAL  HIGHLIGHTS


                                              PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  C  SHARES                        2000         1999          1998  ^^
NET  ASSET  VALUE,  BEGINNING           $16.62         $13.52          $14.52
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.06)          (.09)          (.02)
NET  REALIZED AND UNREALIZED GAIN (LOSS)  3.34           3.19           (.98)
TOTAL FROM INVESTMENT OPERATIONS          3.28           3.10          (1.00)
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                          3.28           3.10          (1.00)
NET  ASSET  VALUE,  ENDING              $19.90         $16.62          $13.52
TOTAL  RETURN*                           19.74%         22.93%        (6.89%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             (1.16%) (A)    (1.12%)    (.96%) (A)
     TOTAL  EXPENSES                      2.34% (A)      2.68%      4.82% (A)
     EXPENSES  BEFORE  OFFSETS            2.34% (A)      2.56%      2.56% (A)
     NET  EXPENSES                        2.27% (A)      2.50%      2.50% (A)
PORTFOLIO  TURNOVER                         20%            56%            27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $4,090         $2,454            $397



                                               PERIODS  ENDED
                                     MARCH 31,  SEPTEMBER 30,   SEPTEMBER 30,
CLASS  I  SHARES                       2000          1999          1998  ##
NET  ASSET  VALUE,  BEGINNING           $16.89         $13.54          $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME               .03            .11             .04
NET  REALIZED AND UNREALIZED GAIN (LOSS)  3.46           3.29          (1.50)
TOTAL FROM INVESTMENT OPERATIONS          3.49           3.40          (1.46)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (.05)          (.05)             --
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                          3.44           3.35          (1.46)
NET  ASSET  VALUE,  ENDING              $20.33         $16.89          $13.54

TOTAL  RETURN*                           20.66%         25.09%        (9.73%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME               .37% (A)       .65%       .54% (A)
     TOTAL  EXPENSES                       .91% (A)       .91%      1.03% (A)
     EXPENSES      BEFORE  OFFSETS         .82% (A)       .81%       .81% (A)
     NET  EXPENSES                         .75% (A)       .75%       .75% (A)
PORTFOLIO  TURNOVER                         20%            56%            27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $22,552        $18,652         $14,897

(A)       ANNUALIZED
*     TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT
REFLECT  DEDUCTION  OF  ANY  FRONT-END  OR  DEFERRED            SALES  CHARGE.
#     FROM  APRIL  1,  1998  INCEPTION.
^     FROM  MARCH  1,  1994  INCEPTION.
^^     FROM  JUNE  1,  1998  INCEPTION.
##     FROM  APRIL  15,  1998  INCEPTION.
###  FROM  MARCH  1,  1999  INCEPTION.
####  FROM  MARCH  31,  2000  INCEPTION.
#####  FROM  NOVEMBER  1,  1999  INCEPTION.

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

CALVERT  SOCIAL
INVESTMENT  FUND

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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND







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